UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2008

Item 1. Reports to Stockholders

Fidelity®
Balanced
Fund

Semiannual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Actual	$ 1,000.00	$ 958.60	$ 2.97
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.83	$ 3.07

* Expenses are equal to the Fund's annualized expense ratio of .61%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each Fidelity Fixed-Income Central Fund.
Top Five Stocks as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
National Oilwell Varco, Inc.	2.5	2.9
AT&T, Inc.	1.4	1.6
Valero Energy Corp.	1.3	1.3
JPMorgan Chase & Co.	1.0	0.9
Bank of America Corp.	0.9	1.1
	7.1
Top Five Bond Issuers as of February 29, 2008
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	9.3	7.5
Fannie Mae	8.5	9.3
Freddie Mac	4.2	3.4
Government National Mortgage Association	1.5	0.4
Wachovia Bank Commercial Mortgage Trust	0.3	0.2
	23.8
Top Five Market Sectors as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.4	17.4
Energy	11.6	10.8
Information Technology	8.5	9.9
Industrials	8.4	8.3
Consumer Discretionary	6.1	6.3
Asset Allocation (% of fund's net assets)
As of February 29, 2008 *	As of August 31, 2007 **
Stocks 63.9%	Stocks 65.1%
Bonds 41.4%	Bonds 39.0%
Convertible Securities 0.5%	Convertible Securities 0.4%
Other Investments 0.2%	Other Investments 0.0%
Short-Term Investments and Net Other Assets(dagger) (6.0)%	Short-Term Investments and Net Other Assets (dagger) (4.5)%

* Foreign investments	11.3%	** Foreign investments	11.2%

* Short-Term Investments and Net Other Assets are not included in the pie chart.

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 63.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.2%
Auto Components - 0.1%
ArvinMeritor, Inc.	332,800	$ 3,757
Gentex Corp.	461,700	7,443
Johnson Controls, Inc.	230,400	7,571
The Goodyear Tire & Rubber Co. (a)	342,500	9,282
TRW Automotive Holdings Corp. (a)	226,600	5,003
		33,056
Automobiles - 0.3%
Bajaj Auto Ltd.	248,193	14,001
Daimler AG	202,600	16,854
Fiat SpA	921,500	19,457
Renault SA	152,100	16,250
Winnebago Industries, Inc.	322,142	6,465
		73,027
Diversified Consumer Services - 0.3%
Carriage Services, Inc. Class A (a)	685,450	5,415
H&R Block, Inc.	867,000	16,170
Regis Corp.	934,134	23,400
Service Corp. International	1,993,900	21,534
Stewart Enterprises, Inc. Class A	3,180,356	18,987
		85,506
Hotels, Restaurants & Leisure - 0.7%
Boyd Gaming Corp. (f)	46,200	974
Brinker International, Inc.	970,700	17,900
Darden Restaurants, Inc.	281,000	8,663
IHOP Corp.	277,347	12,697
McCormick & Schmick's Seafood Restaurants (a)	401,361	4,351
McDonald's Corp.	1,825,050	98,753
MTR Gaming Group, Inc. (a)(f)	355,575	2,005
Royal Caribbean Cruises Ltd.	362,200	12,681
Ruth's Chris Steak House, Inc. (a)	705,200	4,929
Texas Roadhouse, Inc. Class A (a)	276,500	2,571
WMS Industries, Inc. (a)(f)	421,850	16,018
		181,542
Household Durables - 0.5%
Beazer Homes USA, Inc. (f)	1,112,600	7,899
Black & Decker Corp.	300,600	20,672
Centex Corp.	286,100	6,349
La-Z-Boy, Inc.	1,082,300	9,124
Snap-On, Inc.	378,400	18,890
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp. (f)	2,236,300	$ 9,191
The Stanley Works	210,500	10,218
Whirlpool Corp.	445,200	37,562
		119,905
Leisure Equipment & Products - 0.2%
Brunswick Corp.	698,200	11,374
Callaway Golf Co.	304,974	4,648
Eastman Kodak Co.	878,900	14,924
MarineMax, Inc. (a)	637,746	7,832
Mattel, Inc.	982,300	18,978
		57,756
Media - 1.3%
Belo Corp. Series A	295,900	3,483
Cinemark Holdings, Inc.	694,700	10,031
Clear Channel Communications, Inc.	783,000	25,056
Comcast Corp. Class A	972,900	19,010
E.W. Scripps Co. Class A	975,924	40,764
Grupo Televisa SA de CV (CPO) sponsored ADR	918,000	20,196
Liberty Global, Inc. Class A (a)	487,607	18,334
Live Nation, Inc. (a)	3,245,762	38,527
Naspers Ltd. Class N sponsored ADR	699,600	13,257
News Corp. Class A	1,573,500	28,968
R.H. Donnelley Corp. (a)(f)	287,600	2,039
The DIRECTV Group, Inc. (a)	548,000	13,727
Time Warner, Inc.	5,041,200	78,693
Valassis Communications, Inc. (a)(f)	1,398,166	15,687
		327,772
Multiline Retail - 0.3%
Family Dollar Stores, Inc.	999,000	19,131
Sears Holdings Corp. (a)(f)	310,600	29,700
Target Corp.	418,700	22,028
Tuesday Morning Corp.	973,346	5,246
		76,105
Specialty Retail - 1.4%
Advance Auto Parts, Inc.	723,400	24,263
American Eagle Outfitters, Inc.	50,100	1,071
AnnTaylor Stores Corp. (a)	1,174,700	28,216
Asbury Automotive Group, Inc.	725,877	10,177
Christopher & Banks Corp.	693,800	7,493
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Collective Brands, Inc. (a)	2,143,597	$ 33,805
Foot Locker, Inc.	1,712,800	21,067
Home Depot, Inc.	732,500	19,448
OfficeMax, Inc.	682,100	14,508
Pacific Sunwear of California, Inc. (a)(f)	827,825	9,239
PetSmart, Inc. (f)	1,055,123	22,717
Ross Stores, Inc.	922,421	25,689
Select Comfort Corp. (a)	300,100	1,284
Staples, Inc.	1,697,466	37,769
Talbots, Inc. (f)	838,200	6,856
The Children's Place Retail Stores, Inc. (a)	1,111,221	23,736
The Men's Wearhouse, Inc.	1,137,511	26,208
TJX Companies, Inc.	314,700	10,070
Tween Brands, Inc. (a)	926,565	27,426
Williams-Sonoma, Inc.	300,600	7,022
		358,064
Textiles, Apparel & Luxury Goods - 0.1%
Adidas-Salomon AG	232,600	14,758
Coach, Inc. (a)	400,700	12,149
Polo Ralph Lauren Corp. Class A	46,200	2,873
Timberland Co. Class A (a)	110,210	1,655
		31,435
TOTAL CONSUMER DISCRETIONARY		1,344,168
CONSUMER STAPLES - 3.6%
Beverages - 0.2%
Cott Corp. (a)	3,100,400	7,089
Fomento Economico Mexicano SA de CV sponsored ADR	610,400	24,416
Remy Cointreau SA	284,614	17,880
		49,385
Food & Staples Retailing - 0.7%
CVS Caremark Corp.	2,064,346	83,358
Rite Aid Corp. (a)	4,096,200	10,937
SUPERVALU, Inc.	956,270	25,102
Sysco Corp.	649,600	18,228
The Pantry, Inc. (a)	258,787	6,226
Winn-Dixie Stores, Inc. (a)(f)	2,590,886	42,361
		186,212
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.8%
BioMar Holding AS	124,850	$ 4,600
Campbell Soup Co.	276,500	8,928
Cermaq ASA	1,074,500	14,459
Chiquita Brands International, Inc. (a)	879,367	18,001
Corn Products International, Inc.	811,765	29,800
Dean Foods Co.	138,200	2,974
Global Bio-Chem Technology Group Co. Ltd.	19,370,000	7,979
Groupe Danone	78,500	6,025
Leroy Seafood Group ASA	887,750	18,413
Lighthouse Caledonia ASA (f)(g)	2,148,916	1,772
Marine Harvest ASA (a)	62,219,900	36,857
McCormick & Co., Inc. (non-vtg.)	572,500	19,723
Nestle SA (Reg.)	37,155	17,686
TreeHouse Foods, Inc. (a)	202,700	4,494
Tyson Foods, Inc. Class A	1,474,300	21,245
		212,956
Household Products - 0.9%
Central Garden & Pet Co. (g)	1,757,820	8,666
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,311,755	10,172
Energizer Holdings, Inc. (a)	207,500	19,262
Procter & Gamble Co.	3,029,832	200,514
		238,614
Personal Products - 0.2%
Avon Products, Inc.	1,511,100	57,512
Dabur India Ltd.	690,469	1,702
Marico Ltd.	1,200,500	1,869
		61,083
Tobacco - 0.8%
Altria Group, Inc.	2,090,565	152,904
British American Tobacco PLC	466,900	17,586
ITC Ltd.	435,581	2,180
Japan Tobacco, Inc.	3,687	18,625
		191,295
TOTAL CONSUMER STAPLES		939,545
ENERGY - 10.6%
Energy Equipment & Services - 5.3%
BJ Services Co.	571,100	14,814
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Cameron International Corp. (a)	464,000	$ 19,711
Compagnie Generale de Geophysique SA sponsored ADR (a)	290,300	14,114
ENGlobal Corp. (a)	602,724	5,569
Expro International Group PLC	3,522,810	87,487
Exterran Holdings, Inc. (a)	381,412	26,565
FMC Technologies, Inc. (a)	235,800	13,360
Global Industries Ltd. (a)	277,288	5,105
Grey Wolf, Inc. (a)	2,169,084	13,448
Helix Energy Solutions Group, Inc. (a)	452,100	15,923
Nabors Industries Ltd. (a)	438,800	13,835
National Oilwell Varco, Inc. (a)	10,259,104	639,145
Noble Corp.	723,600	35,565
Oceaneering International, Inc. (a)	188,600	11,316
Parker Drilling Co. (a)	3,690,726	24,470
Pride International, Inc. (a)	3,121,443	110,624
Smith International, Inc.	1,759,000	110,870
Superior Energy Services, Inc. (a)	697,000	28,361
Transocean, Inc. (a)	286,714	40,286
Weatherford International Ltd. (a)	1,939,426	133,665
		1,364,233
Oil, Gas & Consumable Fuels - 5.3%
Alpha Natural Resources, Inc. (a)	648,732	26,300
Apache Corp.	185,300	21,256
Arch Coal, Inc.	631,100	32,243
Aurora Oil & Gas Corp. (a)(g)	6,359,116	4,197
Boardwalk Pipeline Partners, LP	250,662	5,946
Cabot Oil & Gas Corp.	649,400	32,308
Canadian Natural Resources Ltd.	310,400	23,266
Chesapeake Energy Corp.	1,380,000	62,404
Cimarex Energy Co.	157,200	8,284
Concho Resources, Inc.	367,800	8,570
ConocoPhillips	231,200	19,123
Denbury Resources, Inc. (a)	608,000	19,389
El Paso Corp.	231,000	3,765
El Paso Pipeline Partners LP	369,400	8,659
Ellora Energy, Inc. (a)(h)	1,529,700	16,888
Energy Transfer Equity LP	507,700	16,886
EOG Resources, Inc.	585,300	69,645
Evergreen Energy, Inc. (a)(f)	3,512,366	7,552
Forest Oil Corp. (a)	442,200	21,814
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Foundation Coal Holdings, Inc.	612,800	$ 35,401
Goodrich Petroleum Corp. (a)(f)	686,700	16,570
Hess Corp.	244,800	22,810
International Coal Group, Inc. (a)	3,111,601	19,354
James River Coal Co. (a)(f)	887,122	15,019
Kodiak Oil & Gas Corp. (a)	2,899,730	6,408
Mariner Energy, Inc. (a)	784,500	21,754
Massey Energy Co.	95,700	3,661
OPTI Canada, Inc. (a)	1,248,500	21,949
Peabody Energy Corp.	306,700	17,365
Petrohawk Energy Corp. (a)	2,457,300	44,428
Petroleum Development Corp. (a)	162,100	11,308
Plains Exploration & Production Co. (a)	519,200	28,037
Quicksilver Resources, Inc. (a)	1,305,600	44,913
Range Resources Corp.	1,399,760	85,637
Southwestern Energy Co. (a)	779,863	50,870
Suncor Energy, Inc.	254,300	26,230
Tesoro Corp.	293,900	10,915
Ultra Petroleum Corp. (a)	874,300	68,606
Uranium One, Inc. (a)	1,674,800	8,833
Valero Energy Corp.	5,827,200	336,637
Western Refining, Inc.	82,300	1,639
Williams Companies, Inc.	925,800	33,347
XTO Energy, Inc.	465,125	28,703
		1,368,889
TOTAL ENERGY		2,733,122
FINANCIALS - 12.9%
Capital Markets - 3.1%
Affiliated Managers Group, Inc. (a)(f)	110,900	10,685
Ameriprise Financial, Inc.	398,640	20,187
Ares Capital Corp.	2,497,296	32,015
Bank of New York Mellon Corp.	1,784,658	78,293
Charles Schwab Corp.	695,000	13,629
EFG International	212,760	7,149
Fortress Investment Group LLC (f)	811,237	11,357
Franklin Resources, Inc.	586,037	55,304
Goldman Sachs Group, Inc.	449,300	76,215
Greenhill & Co., Inc.	383,780	24,950
Janus Capital Group, Inc.	571,100	13,832
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Julius Baer Holding AG	472,175	$ 34,864
Legg Mason, Inc.	694,300	45,852
Lehman Brothers Holdings, Inc.	4,028,727	205,425
Merrill Lynch & Co., Inc.	1,130,108	56,008
MF Global Ltd.	1,145,500	20,104
State Street Corp.	340,356	26,735
T. Rowe Price Group, Inc.	963,808	48,701
The Blackstone Group LP	438,600	7,237
		788,542
Commercial Banks - 1.3%
Bank of Montreal	138,400	6,990
Colonial Bancgroup, Inc. (f)	894,100	10,801
First Community Bancorp, California	323,300	9,214
M&T Bank Corp. (f)	192,800	15,825
National Bank of Canada	342,000	16,884
PNC Financial Services Group, Inc.	1,110,800	68,236
Prosperity Bancshares, Inc. (f)	294,600	7,777
Sterling Financial Corp., Washington	1,015,545	15,121
SunTrust Banks, Inc. (f)	330,300	19,200
Synovus Financial Corp.	277,400	3,198
UCBH Holdings, Inc. (f)	2,078,703	23,469
UniCredit SpA	2,201,400	16,187
UnionBanCal Corp.	13,800	643
Wachovia Corp.	1,419,086	43,452
Wells Fargo & Co.	1,652,001	48,288
Wintrust Financial Corp.	386,337	13,039
Zions Bancorp	220,294	10,519
		328,843
Consumer Finance - 0.2%
American Express Co.	544,100	23,015
Capital One Financial Corp.	377,600	17,381
Discover Financial Services	1,155,400	17,435
		57,831
Diversified Financial Services - 3.3%
Bank of America Corp.	5,731,317	227,763
Bolsa de Mercadorias & Futuros - BM&F SA	1,883,400	20,392
Bovespa Holding SA	997,000	15,883
Citigroup, Inc.	8,147,224	193,171
Deutsche Boerse AG	133,500	21,158
JPMorgan Chase & Co.	6,345,800	257,957
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Kotak Mahindra Bank Ltd. sponsored GDR (h)	121,376	$ 2,433
Maiden Holdings Ltd. (h)	954,900	7,639
MarketAxess Holdings, Inc. (a)	312,814	2,931
Onex Corp. (sub. vtg.)	225,400	7,831
PICO Holdings, Inc. (a)	2,541,128	86,856
		844,014
Insurance - 2.3%
ACE Ltd.	1,019,700	57,348
Admiral Group PLC	300,000	6,000
AFLAC, Inc.	258,609	16,140
American International Group, Inc.	4,240,323	198,702
Argo Group International Holdings, Ltd. (a)	138,800	5,194
Aspen Insurance Holdings Ltd.	920,600	26,642
Assured Guaranty Ltd.	161,800	4,150
Hartford Financial Services Group, Inc.	573,800	40,109
IPC Holdings Ltd.	312,000	8,461
LandAmerica Financial Group, Inc.	237,917	8,760
MBIA, Inc. (f)	1,552,243	20,133
MetLife, Inc.	701,500	40,869
Montpelier Re Holdings Ltd.	791,000	12,585
National Financial Partners Corp.	811,620	19,292
Platinum Underwriters Holdings Ltd.	412,400	14,228
Principal Financial Group, Inc.	710,400	39,235
Prudential Financial, Inc.	722,500	52,721
Stewart Information Services Corp.	151,696	4,516
T&D Holdings, Inc.	331,400	16,945
W.R. Berkley Corp.	93,700	2,698
Willis Group Holdings Ltd.	105,900	3,479
		598,207
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc.	185,800	17,056
American Financial Realty Trust (SBI)	296,040	2,288
Annaly Capital Management, Inc.	1,214,900	25,136
British Land Co. PLC	746,600	14,005
CapitalSource, Inc. (f)	578,600	9,165
Chimera Investment Corp.	382,306	6,335
Developers Diversified Realty Corp.	765,100	29,502
Duke Realty LP	790,700	18,123
Friedman, Billings, Ramsey Group, Inc. Class A	311,800	776
General Growth Properties, Inc.	729,200	25,748
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc.	822,300	$ 23,995
Healthcare Realty Trust, Inc.	499,200	11,876
Highwoods Properties, Inc. (SBI)	393,000	11,586
Home Properties, Inc.	101,700	4,680
MFA Mortgage Investments, Inc.	924,400	8,837
Public Storage	167,600	13,636
Senior Housing Properties Trust (SBI)	361,300	7,685
Simon Property Group, Inc.	91,900	7,701
SL Green Realty Corp.	119,400	10,925
Sovran Self Storage, Inc.	160,400	6,183
Tanger Factory Outlet Centers, Inc.	184,900	6,564
UDR, Inc.	1,358,176	30,355
Unibail-Rodamco	5,600	1,364
Vornado Realty Trust	290,200	24,249
		317,770
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	2,460,241	49,352
Forestar Real Estate Group, Inc. (a)	866,184	21,118
The St. Joe Co.	394,771	15,179
		85,649
Thrifts & Mortgage Finance - 1.1%
Countrywide Financial Corp.	2,891,993	18,248
Fannie Mae	2,949,420	81,551
Freddie Mac	2,303,500	58,002
Hudson City Bancorp, Inc.	2,955,693	46,907
IndyMac Bancorp, Inc. (f)	506,652	3,116
MGIC Investment Corp. (f)	457,267	6,772
New York Community Bancorp, Inc. (f)	1,446,700	23,625
NewAlliance Bancshares, Inc. (f)	731,576	8,325
People's United Financial, Inc.	1,311,020	22,104
Washington Federal, Inc.	1,020,581	23,167
		291,817
TOTAL FINANCIALS		3,312,673
HEALTH CARE - 4.9%
Biotechnology - 0.9%
Amgen, Inc. (a)	1,172,300	53,363
Biogen Idec, Inc. (a)	457,900	26,723
Cephalon, Inc. (a)	586,230	35,373
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cubist Pharmaceuticals, Inc. (a)	414,514	$ 7,544
DOV Pharmaceutical, Inc. warrants 6/2/09 (a)	34	0
DUSA Pharmaceuticals, Inc. (a)(g)	1,747,429	3,373
Genentech, Inc. (a)	269,436	20,410
Gilead Sciences, Inc. (a)	633,600	29,982
MannKind Corp. (a)(f)	1,457,519	10,305
PDL BioPharma, Inc. (a)	280,168	4,477
Theravance, Inc. (a)	1,054,196	17,342
Vertex Pharmaceuticals, Inc. (a)	818,200	14,319
		223,211
Health Care Equipment & Supplies - 1.2%
Alcon, Inc.	159,200	23,041
American Medical Systems Holdings, Inc. (a)	2,684,900	39,173
ArthroCare Corp. (a)	379,658	15,243
Aspect Medical Systems, Inc. (a)(f)	743,285	9,269
Boston Scientific Corp. (a)	739,550	9,311
C.R. Bard, Inc.	44,795	4,246
Covidien Ltd.	902,650	38,624
Hillenbrand Industries, Inc.	946,909	49,684
Integra LifeSciences Holdings Corp. (a)(f)	670,017	27,766
Inverness Medical Innovations, Inc. (a)	641,555	18,701
Medtronic, Inc.	393,500	19,423
Micrus Endovascular Corp. (a)	474,600	6,716
Orthofix International NV (a)	276,356	11,068
Quidel Corp. (a)	263,670	4,332
Smith & Nephew PLC	1,336,500	17,476
Sonova Holding AG	262,859	24,913
		318,986
Health Care Providers & Services - 1.2%
Acibadem Saglik Hizmetleri AS	1,943,246	13,693
Brookdale Senior Living, Inc. (f)	692,200	18,059
Cardinal Health, Inc. (f)	115,500	6,831
DaVita, Inc. (a)	336,200	16,686
Health Net, Inc. (a)	436,700	19,189
HealthSouth Corp. (a)(f)	832,961	13,394
Henry Schein, Inc. (a)	73,900	4,421
Humana, Inc. (a)	240,800	16,454
McKesson Corp.	492,300	28,928
Patterson Companies, Inc. (a)	308,100	10,845
PSS World Medical, Inc. (a)	115,600	2,023
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Sunrise Senior Living, Inc. (a)	727,648	$ 19,923
Tenet Healthcare Corp. (a)	2,126,185	10,227
UnitedHealth Group, Inc.	1,511,112	70,236
Universal American Financial Corp. (a)	1,045,450	17,961
Universal Health Services, Inc. Class B	110,580	5,907
VCA Antech, Inc. (a)	826,400	26,536
		301,313
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)(f)	1,053,300	11,239
Cerner Corp. (a)	264,604	11,497
HLTH Corp. (a)	1,615,200	19,124
IMS Health, Inc.	924,860	20,819
		62,679
Life Sciences Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group	129,100	4,352
Bruker BioSciences Corp. (a)	1,289,234	17,624
Charles River Laboratories International, Inc. (a)	455,200	26,666
Pharmaceutical Product Development, Inc.	546,400	24,626
Thermo Fisher Scientific, Inc. (a)	227,200	12,707
		85,975
Pharmaceuticals - 1.0%
Alpharma, Inc. Class A (a)	857,910	21,602
Barr Pharmaceuticals, Inc. (a)	649,300	30,614
Cipla Ltd.	667,579	3,424
Jazz Pharmaceuticals, Inc. (f)	942,825	11,276
Johnson & Johnson	233,800	14,486
Merck & Co., Inc.	1,296,200	57,422
Schering-Plough Corp.	1,658,100	35,981
Teva Pharmaceutical Industries Ltd. sponsored ADR	50,800	2,493
Wyeth	1,510,500	65,888
XenoPort, Inc. (a)	258,900	13,248
		256,434
TOTAL HEALTH CARE		1,248,598
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.3%
Finmeccanica SpA	346,700	10,661
General Dynamics Corp.	769,900	63,016
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Hexcel Corp. (a)	1,591,200	$ 32,126
Honeywell International, Inc.	642,300	36,958
Orbital Sciences Corp. (a)	990,700	21,449
Raytheon Co.	565,500	36,667
Rockwell Collins, Inc.	322,900	19,019
Spirit AeroSystems Holdings, Inc. Class A (a)	923,300	24,948
Triumph Group, Inc.	133,900	7,577
United Technologies Corp.	1,161,700	81,911
		334,332
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	175,500	8,910
Expeditors International of Washington, Inc.	9,200	362
FedEx Corp.	234,900	20,702
Forward Air Corp.	886,986	26,033
United Parcel Service, Inc. Class B	420,700	29,550
UTI Worldwide, Inc.	988,927	16,594
		102,151
Airlines - 0.2%
AirTran Holdings, Inc. (a)(f)	2,246,200	16,218
Delta Air Lines, Inc. (a)	994,896	13,282
easyJet PLC (a)	257,600	2,077
Frontier Airlines Holdings, Inc. (a)(f)	889,464	2,606
Northwest Airlines Corp. (a)	1,307,700	17,562
US Airways Group, Inc. (a)	632,500	7,843
		59,588
Commercial Services & Supplies - 1.0%
ACCO Brands Corp. (a)	1,262,077	17,505
Allied Waste Industries, Inc. (a)	2,810,300	29,059
CDI Corp.	128,610	2,926
Clean Harbors, Inc. (a)	467,633	28,769
Consolidated Graphics, Inc. (a)	36,997	1,968
Covanta Holding Corp. (a)	857,300	24,587
Diamond Management & Technology Consultants, Inc.	515,447	3,057
EnergySolutions, Inc.	161,200	3,514
Equifax, Inc.	513,280	17,564
GeoEye, Inc. (a)	369,707	11,169
IHS, Inc. Class A (a)	138,000	8,508
Kenexa Corp. (a)	143,100	2,899
Manpower, Inc.	64,700	3,668
Monster Worldwide, Inc. (a)	101,500	2,699
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
R.R. Donnelley & Sons Co.	225,800	$ 7,187
Robert Half International, Inc.	434,500	11,710
The Brink's Co.	704,300	47,139
Waste Management, Inc.	686,400	22,535
		246,463
Construction & Engineering - 2.0%
AMEC PLC	1,707,500	26,046
Chicago Bridge & Iron Co. NV (NY Shares)	2,598,600	120,887
Fluor Corp.	591,900	82,422
Great Lakes Dredge & Dock Corp.	2,854,893	17,443
Shaw Group, Inc. (a)	2,401,000	154,576
URS Corp. (a)	2,659,560	107,127
		508,501
Electrical Equipment - 0.6%
ABB Ltd. sponsored ADR	727,400	18,214
Acuity Brands, Inc.	382,300	16,978
Belden, Inc.	369,800	14,533
Cooper Industries Ltd. Class A	581,100	24,366
JA Solar Holdings Co. Ltd. ADR	1,946,700	27,818
Renewable Energy Corp. AS (a)	1,237,236	30,259
Rockwell Automation, Inc.	101,500	5,553
Vestas Wind Systems AS (a)	203,400	20,618
		158,339
Industrial Conglomerates - 0.5%
3M Co.	140,500	11,015
General Electric Co.	399,165	13,228
McDermott International, Inc. (a)	826,800	43,175
Siemens AG sponsored ADR	350,700	44,770
Walter Industries, Inc.	147,600	8,063
		120,251
Machinery - 1.0%
Bucyrus International, Inc. Class A	498,666	49,807
CIRCOR International, Inc.	538,151	24,513
Cummins, Inc.	437,700	22,051
Danaher Corp.	230,100	17,062
Eaton Corp.	87,500	7,055
Flowserve Corp.	238,700	25,994
Force Protection, Inc. (a)(f)(g)	4,000,291	16,441
Gardner Denver, Inc. (a)	68,800	2,539
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
IDEX Corp.	284,254	$ 8,573
Ingersoll-Rand Co. Ltd. Class A	725,800	30,382
Japan Steel Works Ltd.	389,000	6,322
Navistar International Corp. (a)	194,300	10,968
NGK Insulators Ltd.	217,000	4,928
Oshkosh Co.	345,000	13,824
Sulzer AG (Reg.)	8,257	9,480
Terex Corp. (a)	18,400	1,241
		251,180
Marine - 0.3%
Alexander & Baldwin, Inc.	774,343	34,102
American Commercial Lines, Inc. (a)(f)	2,317,205	39,392
Navios Maritime Holdings, Inc.	1,272,400	14,136
Ultrapetrol (Bahamas) Ltd. (a)	46,202	647
		88,277
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	216,200	18,978
Con-way, Inc.	208,040	9,426
J.B. Hunt Transport Services, Inc.	254,264	6,959
Ryder System, Inc.	323,800	18,654
Union Pacific Corp.	236,800	29,543
Universal Truckload Services, Inc. (a)(g)	1,085,798	20,283
YRC Worldwide, Inc. (a)(f)	1,145,477	15,762
		119,605
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	812,400	32,496
TOTAL INDUSTRIALS		2,021,183
INFORMATION TECHNOLOGY - 8.3%
Communications Equipment - 1.1%
Adtran, Inc.	1,965,083	36,197
Alcatel-Lucent SA sponsored ADR	2,862,830	16,805
Cisco Systems, Inc. (a)	2,985,800	72,764
Corning, Inc.	161,900	3,761
Dycom Industries, Inc. (a)	1,049,500	12,006
Finisar Corp. (a)	5,689,316	9,160
Harris Corp.	994,400	48,557
Juniper Networks, Inc. (a)	763,820	20,486
MasTec, Inc. (a)	1,360,367	11,849
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.	2,463,000	$ 24,556
Powerwave Technologies, Inc. (a)(f)	4,506,300	12,888
Sandvine Corp. (a)	3,238,400	9,675
Sandvine Corp. (U.K.) (a)	389,300	1,175
		279,879
Computers & Peripherals - 0.9%
Diebold, Inc.	648,200	15,635
Hewlett-Packard Co.	1,527,400	72,964
Hutchinson Technology, Inc. (a)	795,000	13,356
Intermec, Inc. (a)	277,400	6,114
NCR Corp. (a)	1,609,500	35,667
Network Appliance, Inc. (a)	1,316,000	28,452
Seagate Technology	552,093	11,909
Teradata Corp. (a)	714,400	18,024
Western Digital Corp. (a)	1,063,500	32,830
		234,951
Electronic Equipment & Instruments - 1.3%
Agilent Technologies, Inc. (a)	53,500	1,638
Amphenol Corp. Class A	1,835,500	67,858
Arrow Electronics, Inc. (a)	579,225	18,889
Avnet, Inc. (a)	947,700	31,947
Bell Microproducts, Inc. (a)	485,551	1,627
Cogent, Inc. (a)	1,382,252	13,823
Flextronics International Ltd. (a)	2,495,900	25,308
Ibiden Co. Ltd.	128,700	6,146
Ingram Micro, Inc. Class A (a)	1,618,300	24,711
Itron, Inc. (a)(f)	1,093,690	104,261
Tyco Electronics Ltd.	917,050	30,171
		326,379
Internet Software & Services - 0.6%
Google, Inc. Class A (sub. vtg.) (a)	119,590	56,348
LoopNet, Inc. (a)(f)	1,234,410	14,776
Open Text Corp. (a)	584,500	18,835
TheStreet.com, Inc.	419,307	3,799
ValueClick, Inc. (a)	488,730	9,437
VeriSign, Inc. (a)	1,095,400	38,120
Yahoo!, Inc. (a)	862,100	23,949
		165,264
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.9%
Accenture Ltd. Class A	119,700	$ 4,219
CACI International, Inc. Class A (a)	480,661	20,986
Cognizant Technology Solutions Corp. Class A (a)	311,900	9,422
MoneyGram International, Inc.	273,339	1,000
NeuStar, Inc. Class A (a)	1,096,300	28,131
Patni Computer Systems Ltd. sponsored ADR	590,941	7,156
Paychex, Inc.	369,911	11,637
Perot Systems Corp. Class A (a)	1,631,143	22,493
Sapient Corp. (a)	2,245,000	16,568
Satyam Computer Services Ltd. sponsored ADR	786,500	19,647
SI International, Inc. (a)	166,400	4,140
SRA International, Inc. Class A (a)	653,700	15,689
The Western Union Co.	1,126,300	23,427
Unisys Corp. (a)	6,732,683	27,806
WNS Holdings Ltd. ADR (a)	531,696	7,896
		220,217
Office Electronics - 0.1%
Xerox Corp.	1,620,400	23,820
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)(f)	3,951,900	28,493
Altera Corp.	811,400	13,883
AMIS Holdings, Inc. (a)	2,354,645	16,059
Analog Devices, Inc.	910,300	24,505
Applied Materials, Inc.	1,026,100	19,670
ASAT Holdings Ltd.	88,719	3
ASAT Holdings Ltd. warrants 7/24/11 (a)	2,416	4
Atmel Corp. (a)	17,176,784	55,825
Axcelis Technologies, Inc. (a)	3,445,300	19,810
Cymer, Inc. (a)	468,200	13,264
Cypress Semiconductor Corp. (a)	2,550,400	55,446
Fairchild Semiconductor International, Inc. (a)	2,374,600	26,477
FormFactor, Inc. (a)	754,322	13,525
Hittite Microwave Corp. (a)	578,619	19,158
Integrated Device Technology, Inc. (a)	2,907,400	24,393
Intersil Corp. Class A	500,688	11,651
LTX Corp. (a)(g)	3,819,221	12,412
Maxim Integrated Products, Inc.	3,671,200	67,073
Microchip Technology, Inc.	837,300	25,772
National Semiconductor Corp.	2,028,300	33,406
NEC Electronics Corp. (a)	277,200	5,611
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Rudolph Technologies, Inc. (a)	856,784	$ 7,463
Samsung Electronics Co. Ltd.	12,463	7,305
Semitool, Inc. (a)(f)	1,272,714	10,004
Spansion, Inc. Class A (a)	1,842,218	5,066
Teradyne, Inc. (a)	3,382,500	40,556
Varian Semiconductor Equipment Associates, Inc. (a)	2,181,700	73,698
Xilinx, Inc.	843,280	18,856
Zoran Corp. (a)	207,200	2,845
		652,233
Software - 0.9%
Activision, Inc. (a)	332,900	9,072
Cadence Design Systems, Inc. (a)	92,100	978
Electronic Arts, Inc. (a)	327,300	15,478
Fair Isaac Corp.	379,400	8,802
McAfee, Inc. (a)	500,600	16,655
Microsoft Corp.	781,600	21,275
Misys PLC	4,780,900	14,079
Nintendo Co. Ltd.	97,500	48,672
Oracle Corp. (a)	903,100	16,978
Quest Software, Inc. (a)	1,863,880	26,523
Sourcefire, Inc. (f)(g)	1,572,750	9,437
Take-Two Interactive Software, Inc. (a)(f)	803,750	21,299
THQ, Inc. (a)	989,560	18,515
Ubisoft Entertainment SA (a)	161,826	13,600
		241,363
TOTAL INFORMATION TECHNOLOGY		2,144,106
MATERIALS - 4.4%
Chemicals - 2.2%
Airgas, Inc.	393,141	19,103
Albemarle Corp.	465,200	17,650
Arkema sponsored ADR (a)	454,900	26,111
Ashland, Inc.	193,500	8,547
Calgon Carbon Corp. (a)(f)	1,151,296	18,812
Celanese Corp. Class A	1,563,700	60,828
Chemtura Corp.	3,163,857	26,133
Georgia Gulf Corp. (f)	488,095	2,958
Hercules, Inc.	1,975,476	36,191
Israel Chemicals Ltd.	1,781,718	25,169
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Linde AG	90,200	$ 12,000
Monsanto Co.	823,000	95,205
Rockwood Holdings, Inc. (a)	50,700	1,556
Spartech Corp.	1,206,033	17,089
Syngenta AG (Switzerland)	4,610	1,321
The Mosaic Co. (a)	1,492,000	166,060
Tokai Carbon Co. Ltd.	714,000	6,082
Tronox, Inc.:
Class A	1,464,762	6,547
Class B (g)	1,609,310	7,097
Valspar Corp.	156,800	3,401
W.R. Grace & Co. (a)	46,300	983
		558,843
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	46,100	1,237
Smurfit-Stone Container Corp. (a)	1,755,500	13,956
Temple-Inland, Inc.	1,269,584	17,431
		32,624
Metals & Mining - 2.1%
Alamos Gold, Inc. (a)	1,573,900	11,980
Alcoa, Inc.	2,188,300	81,273
Allegheny Technologies, Inc.	280,878	21,726
Anglo Platinum Ltd.	106,600	16,712
ArcelorMittal SA (NY Reg.) Class A	281,367	21,390
Carpenter Technology Corp.	551,000	34,619
Eldorado Gold Corp. (a)	1,656,900	11,500
Fording Canadian Coal Trust	41,600	2,056
Freeport-McMoRan Copper & Gold, Inc. Class B	18,300	1,846
Gabriel Resources Ltd. (a)	2,088,800	3,927
IAMGOLD Corp.	115,100	931
Ivanhoe Mines Ltd. (a)	2,124,300	27,697
Labrador Iron Ore Royal, Inc. Fund	9,200	502
Lihir Gold Ltd. (a)	3,838,023	14,864
Lundin Mining Corp. (a)	421,500	3,602
Newcrest Mining Ltd.	1,132,979	39,390
Nucor Corp.	82,500	5,327
Polymet Mining Corp. (a)	592,000	2,094
Reliance Steel & Aluminum Co.	768,200	42,604
Silver Wheaton Corp. (a)	115,100	1,988
Steel Dynamics, Inc.	198,901	11,588
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Stillwater Mining Co. (a)(f)	1,543,310	$ 31,684
Titanium Metals Corp.	4,492,482	92,635
Yamana Gold, Inc.	3,076,921	55,376
		537,311
TOTAL MATERIALS		1,128,778
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	9,942,597	346,301
Cincinnati Bell, Inc. (a)	6,379,764	24,753
Cogent Communications Group, Inc. (a)	425,200	8,283
Covad Communications Group, Inc. (a)	10,932,040	10,057
Level 3 Communications, Inc. (a)(f)	1,902,200	4,242
Qwest Communications International, Inc.	6,522,700	35,223
Verizon Communications, Inc.	4,465,800	162,198
		591,057
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV Series L sponsored ADR	303,500	18,350
American Tower Corp. Class A (a)	1,092,091	41,980
Crown Castle International Corp. (a)	380,500	13,732
NII Holdings, Inc. (a)	341,900	13,584
Vivo Participacoes SA (PN) sponsored ADR	1,200,300	7,286
		94,932
TOTAL TELECOMMUNICATION SERVICES		685,989
UTILITIES - 3.4%
Electric Utilities - 1.4%
Allegheny Energy, Inc.	447,500	22,675
DPL, Inc.	990,700	25,273
E.ON AG	169,600	31,800
Edison International	552,300	27,284
Electricite de France	55,500	5,176
Entergy Corp.	369,700	37,983
Exelon Corp.	119,700	8,960
FirstEnergy Corp.	217,800	14,721
Pepco Holdings, Inc.	696,000	17,588
PPL Corp.	1,111,100	50,422
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Public Power Corp. of Greece	272,900	$ 11,589
Reliant Energy, Inc. (a)	4,370,019	99,636
		353,107
Gas Utilities - 0.2%
Atmos Energy Corp.	230,351	5,989
Equitable Resources, Inc.	477,300	29,411
Gaz de France	142,500	8,152
Questar Corp.	286,500	15,829
		59,381
Independent Power Producers & Energy Traders - 1.5%
AES Corp. (a)	4,068,317	73,148
Constellation Energy Group, Inc.	1,032,500	91,221
International Power PLC	695,700	5,227
NRG Energy, Inc. (a)	5,008,998	206,721
		376,317
Multi-Utilities - 0.3%
CMS Energy Corp.	1,441,200	20,739
OGE Energy Corp.	233,987	7,598
Public Service Enterprise Group, Inc.	951,000	41,939
Sempra Energy	231,100	12,278
Wisconsin Energy Corp.	212,400	9,265
		91,819
TOTAL UTILITIES		880,624
TOTAL COMMON STOCKS (Cost $15,138,621)		16,438,786
Convertible Preferred Stocks - 0.3%

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
McMoRan Exploration Co. 6.75%	46,200	5,494
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Citigroup, Inc. Series T, 6.50%	369,828	18,352
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. Series R, 7.75%	9,300	$ 8,729
TOTAL FINANCIALS		27,081
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	2,416	0
MATERIALS - 0.2%
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	249,500	36,753
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $57,451)		69,328
Corporate Bonds - 2.7%
	Principal Amount (000s)
Convertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. 2.75% 11/15/35	$ 1,000	1,317
Evergreen Energy, Inc. 8% 8/1/12 (h)	8,780	5,937
McMoRan Exploration Co. 6% 7/2/08	11,050	13,303
		20,557
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Inverness Medical Innovations, Inc. 3% 5/15/16 (h)	9,274	8,949
Pharmaceuticals - 0.0%
Alpharma, Inc. 2.125% 3/15/27	7,380	7,540
TOTAL HEALTH CARE		16,489
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15	748	504
Cypress Semiconductor Corp. 1% 9/15/09 (h)	4,610	5,316
		5,820
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cogent Communications Group, Inc. 1% 6/15/27 (h)	$ 9,250	$ 7,136
Covad Communications Group, Inc. 3% 3/15/24 (h)	5,000	4,884
Level 3 Communications, Inc. 5.25% 12/15/11 (h)	1,980	1,627
		13,647
TOTAL CONVERTIBLE BONDS		56,513
Nonconvertible Bonds - 2.5%
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.0%
Tenneco, Inc. 8.625% 11/15/14	685	671
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11	84	88
9% 7/1/15	104	109
		868
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31	880	601
General Motors Corp.:
8.25% 7/15/23	120	91
8.375% 7/15/33	800	616
		1,308
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15	430	417
Education Management LLC/Education Management Finance Corp. 8.75% 6/1/14	340	296
Service Corp. International:
6.75% 4/1/15	450	444
7.5% 4/1/27	450	394
		1,551
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp. 9% 1/15/13	730	657
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (h)	240	167
Host Marriott LP 7.125% 11/1/13	1,000	980
Landry's Restaurants, Inc. 9.5% 12/15/14	775	748
MGM Mirage, Inc.:
5.875% 2/27/14	3,880	3,429
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
7.5% 6/1/16	$ 450	$ 421
Mohegan Tribal Gaming Authority 6.875% 2/15/15	105	88
OSI Restaurant Partners, Inc. 10% 6/15/15 (h)	1,045	627
Penn National Gaming, Inc. 6.875% 12/1/11	1,400	1,344
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	170	151
Six Flags, Inc.:
8.875% 2/1/10	900	644
9.625% 6/1/14	845	524
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	1,480	1,421
		11,201
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	1,780	1,544
Jarden Corp. 7.5% 5/1/17	175	153
K. Hovnanian Enterprises, Inc. 6.25% 1/15/15	175	116
		1,813
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	110	90
Media - 0.3%
AOL Time Warner, Inc. 7.625% 4/15/31	4,975	5,304
Cablevision Systems Corp. 9.6444% 4/1/09 (m)	780	780
Cadmus Communications Corp. 8.375% 6/15/14	275	226
CanWest Media, Inc. 8% 9/15/12	1,800	1,710
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	2,055	1,449
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	785	720
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (h)	3,210	3,033
8.375% 4/30/14 (h)	115	105
Comcast Corp. 6.45% 3/15/37	4,360	4,151
CSC Holdings, Inc. 7.625% 4/1/11	1,600	1,590
EchoStar Communications Corp. 7.125% 2/1/16	2,420	2,378
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp.:
5.7% 5/15/13	$ 2,430	$ 2,163
8.25% 2/1/30	6,315	5,262
News America Holdings, Inc. 7.75% 12/1/45	15,780	16,991
News America, Inc. 6.2% 12/15/34	1,720	1,644
Nexstar Broadcasting, Inc. 7% 1/15/14	1,110	944
PanAmSat Corp. 9% 6/15/16	910	910
Paxson Communications Corp. 7.5075% 1/15/12 (h)(m)	1,495	1,405
R.H. Donnelley Corp. 8.875% 10/15/17 (h)	760	448
The Reader's Digest Association, Inc. 9% 2/15/17 (h)	1,830	1,308
Time Warner Cable, Inc. 6.55% 5/1/37	6,111	5,894
Time Warner, Inc. 6.5% 11/15/36	3,450	3,217
TL Acquisitions, Inc.:
0% 7/15/15 (e)(h)	650	478
10.5% 1/15/15 (h)	3,210	2,905
Valassis Communications, Inc. 8.25% 3/1/15	2,750	2,296
Videotron Ltee 6.875% 1/15/14	990	960
		68,271
Multiline Retail - 0.0%
Dollar General Corp. 10.625% 7/15/15 (h)	675	650
Specialty Retail - 0.0%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	470	371
8% 3/15/14	1,820	1,511
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	940	986
Michaels Stores, Inc. 10% 11/1/14	905	794
Sally Holdings LLC:
9.25% 11/15/14	1,910	1,843
10.5% 11/15/16	295	268
Sonic Automotive, Inc. 8.625% 8/15/13	1,270	1,156
Toys 'R' US, Inc. 7.875% 4/15/13	1,075	796
United Auto Group, Inc. 7.75% 12/15/16	1,000	850
		8,575
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 8.2038% 12/15/14 (h)(m)	190	167
TOTAL CONSUMER DISCRETIONARY		94,494
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Constellation Brands, Inc.:
7.25% 5/15/17	$ 3,445	$ 3,299
8.375% 12/15/14	2,640	2,686
Diageo Capital PLC 5.2% 1/30/13	3,300	3,424
		9,409
Food & Staples Retailing - 0.0%
Couche Tard U.S. LP/Couche Tard Financing Corp. 7.5% 12/15/13	920	915
Rite Aid Corp. 9.5% 6/15/17	1,665	1,274
Stater Brothers Holdings, Inc. 7.75% 4/15/15	655	626
SUPERVALU, Inc. 7.5% 11/15/14	1,170	1,164
		3,979
Food Products - 0.0%
Dean Foods Co.:
6.9% 10/15/17	480	410
7% 6/1/16	1,335	1,168
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,475	1,313
Smithfield Foods, Inc. 7.75% 7/1/17	300	284
		3,175
Tobacco - 0.0%
Reynolds American, Inc. 7.25% 6/15/37	7,970	7,816
TOTAL CONSUMER STAPLES		24,379
ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 7.5% 9/15/17 (h)	410	410
Complete Production Services, Inc. 8% 12/15/16	410	395
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	620	615
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	880	829
Pride International, Inc. 7.375% 7/15/14	480	499
		2,748
Oil, Gas & Consumable Fuels - 0.3%
Chaparral Energy, Inc. 8.875% 2/1/17	510	426
Chesapeake Energy Corp.:
6.5% 8/15/17	2,500	2,394
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.: - continued
6.625% 1/15/16	$ 15	$ 15
6.875% 1/15/16	10	10
7% 8/15/14	20	20
7.5% 6/15/14	430	441
7.625% 7/15/13	835	852
Duke Capital LLC 6.75% 2/15/32	8,145	7,765
Duke Energy Field Services 6.45% 11/3/36 (h)	8,650	8,258
Forest Oil Corp. 7.25% 6/15/19 (h)	1,160	1,160
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	530	525
Kinder Morgan Energy Partners LP 5.125% 11/15/14	12,250	12,139
Mariner Energy, Inc. 8% 5/15/17	510	492
Massey Energy Co. 6.875% 12/15/13	740	718
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (h)	2,855	2,700
Nexen, Inc.:
5.875% 3/10/35	1,565	1,417
6.4% 5/15/37	5,235	5,066
OPTI Canada, Inc. 8.25% 12/15/14 (h)	2,225	2,192
Peabody Energy Corp. 7.375% 11/1/16	1,545	1,591
Petrohawk Energy Corp. 9.125% 7/15/13	1,455	1,484
Plains All American Pipeline LP:
6.125% 1/15/17	1,940	2,006
6.65% 1/15/37	4,940	4,871
Plains Exploration & Production Co. 7% 3/15/17	1,280	1,222
Range Resources Corp. 7.375% 7/15/13	765	767
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (h)	5,910	5,548
Ship Finance International Ltd. 8.5% 12/15/13	2,310	2,345
Southwestern Energy Co. 7.5% 2/1/18 (h)	380	391
Talisman Energy, Inc. yankee 6.25% 2/1/38	3,280	3,066
Teekay Corp. 8.875% 7/15/11	1,110	1,166
Valero Energy Corp. 6.625% 6/15/37	2,170	2,138
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	430	440
		73,625
TOTAL ENERGY		76,373
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 0.5%
Capital Markets - 0.1%
Bear Stearns Companies, Inc. 6.95% 8/10/12	$ 12,700	$ 12,919
Goldman Sachs Group, Inc. 6.75% 10/1/37	11,195	10,452
JPMorgan Chase Capital XX 6.55% 9/29/36	11,840	10,636
		34,007
Commercial Banks - 0.1%
Bank of America NA 6% 10/15/36	7,045	6,712
Credit Suisse First Boston 6% 2/15/18	11,975	12,220
HSBC Holdings PLC:
6.5% 5/2/36	6,175	5,930
6.5% 9/15/37	10,625	10,065
Wells Fargo & Co. 5.625% 12/11/17	2,371	2,459
		37,386
Consumer Finance - 0.2%
Ford Motor Credit Co. LLC:
7.8% 6/1/12	450	388
8% 12/15/16	265	212
8.7075% 4/15/12 (m)	390	376
9.875% 8/10/11	2,090	1,935
General Electric Capital Corp. 5.625% 9/15/17	21,610	22,225
General Motors Acceptance Corp.:
6.75% 12/1/14	1,580	1,232
6.875% 9/15/11	155	130
6.875% 8/28/12	680	543
8% 11/1/31	275	210
GMAC LLC 6.625% 5/15/12	450	356
SLM Corp.:
3.4913% 7/26/10 (m)	22,788	19,661
4.5% 7/26/10	1,355	1,255
		48,523
Diversified Financial Services - 0.0%
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (h)	320	298
9% 6/1/16 (h)	370	370
NSG Holdings II, LLC 7.75% 12/15/25 (h)	490	483
		1,151
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - 0.0%
USI Holdings Corp.:
6.94% 11/15/14 (h)(m)	$ 260	$ 198
9.75% 5/15/15 (h)	100	75
		273
Real Estate Investment Trusts - 0.1%
Duke Realty LP:
5.5% 3/1/16	3,075	2,732
5.625% 8/15/11	2,695	2,652
Host Hotels & Resorts LP 6.875% 11/1/14	750	726
Rouse Co. 7.2% 9/15/12	240	212
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (h)	2,645	2,275
Senior Housing Properties Trust 7.875% 4/15/15	278	279
Ventas Realty LP:
6.5% 6/1/16	2,675	2,608
6.75% 4/1/17	330	325
		11,809
Real Estate Management & Development - 0.0%
Realogy Corp. 10.5% 4/15/14	1,885	1,320
Thrifts & Mortgage Finance - 0.0%
Residential Capital Corp. 7.875% 6/30/10	555	316
Residential Capital LLC 6.1925% 5/22/09 (m)	670	456
		772
TOTAL FINANCIALS		135,241
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. 9.875% 11/1/15 (h)	590	600
LVB Acquisition Merger Sub, Inc. 10% 10/15/17 (h)	250	258
		858
Health Care Providers & Services - 0.1%
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	460	490
Community Health Systems, Inc. 8.875% 7/15/15	1,490	1,464
DaVita, Inc.:
6.625% 3/15/13	745	726
7.25% 3/15/15	885	881
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.:
6.5% 2/15/16	$ 1,085	$ 911
9.125% 11/15/14	945	963
9.25% 11/15/16	2,560	2,618
9.625% 11/15/16 pay-in-kind	1,000	1,033
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	1,550	1,527
Skilled Healthcare Group, Inc. 11% 1/15/14	190	200
Tenet Healthcare Corp.:
9.25% 2/1/15	530	482
9.875% 7/1/14	1,640	1,533
U.S. Oncology, Inc. 9% 8/15/12	465	459
United Surgical Partners International, Inc. 9.25% 5/1/17 pay-in-kind	640	566
Universal Hospital Services, Inc.:
8.2875% 6/1/15 (m)	250	225
8.5% 6/1/15 pay-in-kind	210	209
		14,287
Pharmaceuticals - 0.0%
AstraZeneca PLC 6.45% 9/15/37	2,307	2,480
TOTAL HEALTH CARE		17,625
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (h)	2,965	2,817
7.45% 5/1/34 (h)	3,000	2,835
8% 11/15/14 (h)	3,470	3,565
DRS Technologies, Inc. 7.625% 2/1/18	900	896
Esterline Technologies Corp. 6.625% 3/1/17	900	909
TransDigm, Inc. 7.75% 7/15/14	180	180
		11,202
Airlines - 0.0%
Continental Airlines, Inc.:
6.903% 4/19/22	100	83
7.339% 4/19/14	160	141
Delta Air Lines, Inc. 8.3% 12/15/29 (a)	4,940	198
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	$ 5,010	$ 5,027
Northwest Airlines, Inc. pass thru trust certificates 7.691% 4/1/17	403	375
		5,824
Building Products - 0.0%
Building Materials Corp. of America 7.75% 8/1/14	820	607
Nortek, Inc. 8.5% 9/1/14	510	397
		1,004
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc. 7.125% 5/15/16	1,880	1,861
ARAMARK Corp.:
6.7394% 2/1/15 (m)	1,120	980
8.5% 2/1/15	1,980	1,960
Cenveo Corp. 7.875% 12/1/13	2,895	2,468
Corrections Corp. of America 6.25% 3/15/13	1,055	1,052
Deluxe Corp. 7.375% 6/1/15	895	864
IKON Office Solutions, Inc. 7.75% 9/15/15	140	139
Rental Service Corp. 9.5% 12/1/14	260	212
United Rentals North America, Inc. 7% 2/15/14	200	159
		9,695
Electrical Equipment - 0.0%
Baldor Electric Co. 8.625% 2/15/17	245	240
General Cable Corp.:
7.0556% 4/1/15 (m)	305	262
7.125% 4/1/17	80	77
		579
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.45% 10/15/12 (h)	4,120	4,326
6.55% 10/15/37 (h)	4,505	4,654
General Electric Co. 5.25% 12/6/17	23,650	23,736
		32,716
Machinery - 0.0%
Commercial Vehicle Group, Inc. 8% 7/1/13	230	193
Esco Corp. 8.625% 12/15/13 (h)	105	102
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
RBS Global, Inc. / Rexnord Corp. 9.5% 8/1/14	$ 130	$ 117
SPX Corp. 7.625% 12/15/14 (h)	900	925
		1,337
Marine - 0.0%
Britannia Bulk PLC 11% 12/1/11	130	131
Navios Maritime Holdings, Inc. 9.5% 12/15/14	550	536
		667
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.565% 5/15/14 (m)	60	48
7.625% 5/15/14	250	216
Hertz Corp. 8.875% 1/1/14	1,650	1,555
		1,819
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (h)	250	205
Penhall International Corp. 12% 8/1/14 (h)	150	120
VWR Funding, Inc. 10.25% 7/15/15	2,495	2,320
		2,645
TOTAL INDUSTRIALS		67,488
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Lucent Technologies, Inc.:
6.45% 3/15/29	1,160	858
6.5% 1/15/28	365	270
Nortel Networks Corp.:
8.5075% 7/15/11 (m)	555	480
10.125% 7/15/13	390	367
10.75% 7/15/16	1,855	1,762
		3,737
Electronic Equipment & Instruments - 0.1%
Jabil Circuit, Inc. 8.25% 3/15/18 (h)	1,275	1,275
NXP BV:
7.0075% 10/15/13 (m)	1,135	914
7.875% 10/15/14	450	403
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Texas Competitive Electric Holdings Co. LLC Series A, 10.25% 11/1/15 (h)	$ 2,435	$ 2,374
Tyco Electronics Group SA 7.125% 10/1/37 (h)	2,405	2,500
		7,466
IT Services - 0.0%
First Data Corp. 9.875% 9/24/15 (h)	500	425
Iron Mountain, Inc.:
6.625% 1/1/16	115	109
8.625% 4/1/13	160	161
SunGard Data Systems, Inc. 9.125% 8/15/13	2,590	2,629
		3,324
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27	2,920	2,905
Semiconductors & Semiconductor Equipment - 0.0%
Amkor Technology, Inc. 9.25% 6/1/16	470	456
Avago Technologies Finance Ltd. 10.125% 12/1/13	820	861
Freescale Semiconductor, Inc.:
8.8656% 12/15/14 (m)	885	631
8.875% 12/15/14	2,230	1,817
9.125% 12/15/14 pay-in-kind	2,590	1,955
		5,720
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16	140	118
Serena Software, Inc. 10.375% 3/15/16	255	232
		350
TOTAL INFORMATION TECHNOLOGY		23,502
MATERIALS - 0.1%
Chemicals - 0.0%
Agrium, Inc. 7.125% 5/23/36	4,900	5,252
Georgia Gulf Corp.:
9.5% 10/15/14	575	437
10.75% 10/15/16	450	293
Momentive Performance Materials, Inc. 9.75% 12/1/14	1,625	1,450
NOVA Chemicals Corp. 6.5% 1/15/12	520	490
Phibro Animal Health Corp. 10% 8/1/13 (h)	290	274
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
PolyOne Corp. 8.875% 5/1/12	$ 900	$ 909
Sterling Chemicals, Inc. 10.25% 4/1/15 (h)	180	180
		9,285
Containers & Packaging - 0.0%
Berry Plastics Holding Corp. 8.875% 9/15/14	1,250	1,106
BWAY Corp. 10% 10/15/10	820	800
Graphic Packaging International, Inc. 8.5% 8/15/11	350	338
Owens-Illinois, Inc. 7.35% 5/15/08	1,560	1,560
Rock-Tenn Co. 9.25% 3/15/16 (h)	220	223
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17	900	806
		4,833
Metals & Mining - 0.1%
California Steel Industries, Inc. 6.125% 3/15/14	550	462
FMG Finance Property Ltd.:
10% 9/1/13 (h)	360	386
10.625% 9/1/16 (h)	1,030	1,177
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	450	474
8.375% 4/1/17	1,390	1,472
8.3944% 4/1/15 (m)	445	429
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	440	460
Novelis, Inc. 7.25% 2/15/15	915	814
PNA Group, Inc. 10.75% 9/1/16	180	155
Steel Dynamics, Inc. 7.375% 11/1/12 (h)	760	768
United States Steel Corp. 6.65% 6/1/37	5,765	4,817
		11,414
Paper & Forest Products - 0.0%
Georgia-Pacific Corp.:
7% 1/15/15 (h)	1,300	1,225
7.125% 1/15/17 (h)	1,300	1,219
8.125% 5/15/11	1,000	988
9.5% 12/1/11	826	843
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
NewPage Corp.:
10% 5/1/12 (h)	$ 1,080	$ 1,080
10% 5/1/12	150	150
		5,505
TOTAL MATERIALS		31,037
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
6.3% 1/15/38	12,550	12,364
6.8% 5/15/36	15,241	15,946
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,655	1,875
BellSouth Corp. 6.55% 6/15/34	4,340	4,361
British Telecommunications PLC 9.125% 12/15/30	4,565	5,938
Intelsat Ltd.:
9.25% 6/15/16	1,820	1,829
11.25% 6/15/16	1,085	1,093
Level 3 Financing, Inc.:
6.7044% 2/15/15 (m)	450	312
8.75% 2/15/17	1,450	1,097
9.25% 11/1/14	2,480	2,009
PAETEC Holding Corp. 9.5% 7/15/15	155	144
Qwest Capital Funding, Inc. 7% 8/3/09	1,340	1,337
Qwest Communications International, Inc.:
7.5% 2/15/14	315	304
7.5% 2/15/14	1,000	990
Qwest Corp.:
8.2406% 6/15/13 (m)	1,260	1,210
8.875% 3/15/12	700	731
Sprint Capital Corp. 6.875% 11/15/28	15,445	10,966
Telecom Italia Capital SA 7.2% 7/18/36	2,670	2,765
Telefonica Emisiones SAU 7.045% 6/20/36	8,498	9,138
Verizon Communications, Inc.:
6.25% 4/1/37	4,611	4,543
6.4% 2/15/38	9,165	9,163
Verizon Global Funding Corp. 7.75% 12/1/30	4,445	5,064
Wind Acquisition Finance SA 10.75% 12/1/15 (h)	295	298
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Windstream Corp.:
7% 3/15/19	$ 800	$ 736
8.125% 8/1/13	295	295
8.625% 8/1/16	635	651
		95,159
Wireless Telecommunication Services - 0.0%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	320	323
Cricket Communications, Inc. 9.375% 11/1/14	610	540
Digicel Group Ltd.:
8.875% 1/15/15 (h)	565	492
9.125% 1/15/15 pay-in-kind (h)	2,979	2,577
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	960	893
MetroPCS Wireless, Inc. 9.25% 11/1/14	710	632
		5,457
TOTAL TELECOMMUNICATION SERVICES		100,616
UTILITIES - 0.3%
Electric Utilities - 0.2%
Appalachian Power Co. 6.375% 4/1/36	5,500	5,404
Edison Mission Energy 7.2% 5/15/19	3,085	3,031
Enel Finance International SA 6.8% 9/15/37 (h)	13,809	14,146
Energy Future Holdings:
10.875% 11/1/17 (h)	1,510	1,491
11.25% 11/1/17 pay-in-kind (h)	260	255
Mirant Americas Generation LLC 8.3% 5/1/11	800	808
Nevada Power Co. 6.5% 5/15/18	5,290	5,369
Pacific Gas & Electric Co. 5.8% 3/1/37	3,555	3,415
Reliant Energy, Inc. 7.875% 6/15/17	3,365	3,331
Tampa Electric Co. 6.15% 5/15/37	4,486	4,303
		41,553
Gas Utilities - 0.0%
Dynegy Holdings, Inc. 7.75% 6/1/19	1,285	1,169
NiSource Finance Corp. 5.45% 9/15/20	1,990	1,804
		2,973
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.0%
AES Corp.:
8% 10/15/17	$ 1,250	$ 1,277
8.75% 5/15/13 (h)	708	738
9.375% 9/15/10	1,143	1,196
9.5% 6/1/09	2,802	2,879
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (h)	1,255	1,360
Mirant North America LLC 7.375% 12/31/13	250	251
NRG Energy, Inc.:
7.25% 2/1/14	1,260	1,229
7.375% 2/1/16	1,705	1,645
7.375% 1/15/17	1,700	1,632
		12,207
Multi-Utilities - 0.1%
CMS Energy Corp. 8.5% 4/15/11	2,200	2,354
Dominion Resources, Inc. 6.3% 9/30/66 (m)	8,775	8,066
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	8,075	8,378
		18,798
TOTAL UTILITIES		75,531
TOTAL NONCONVERTIBLE BONDS		646,286
TOTAL CORPORATE BONDS (Cost $734,482)		702,799
U.S. Government and Government Agency Obligations - 11.1%

U.S. Government Agency Obligations - 2.1%
Fannie Mae:
2.5% 4/9/10	5,210	5,220
4.625% 10/15/13 (f)	20,000	21,123
4.75% 12/15/10 (f)	40,000	42,142
4.875% 4/15/09	9,535	9,803
5.5% 3/15/11	8,904	9,563
6.125% 3/15/12	11,499	12,803
6.625% 9/15/09	87,159	92,860
Freddie Mac:
4.5% 1/15/14 (f)	45,570	47,810
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
4.75% 3/5/09 (k)	$ 75,667	$ 77,478
4.875% 11/15/13 (f)	23,130	24,727
5.25% 5/21/09 (k)	102,184	105,784
5.25% 7/18/11	36,920	39,652
5.625% 3/15/11 (f)	23,295	25,095
5.75% 1/15/12 (f)	25,000	27,433
Tennessee Valley Authority 5.375% 4/1/56	5,098	5,338
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		546,831
U.S. Treasury Inflation Protected Obligations - 2.6%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/15 (k)	106,701	113,008
2% 1/15/14 (f)(k)	109,127	118,454
2.375% 4/15/11	73,604	79,624
2.375% 1/15/17	39,579	44,216
2.375% 1/15/27	42,703	47,113
2.5% 7/15/16 (f)	145,608	164,025
2.625% 7/15/17	95,262	108,676
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		675,116
U.S. Treasury Obligations - 6.4%
U.S. Treasury Bonds:
5% 5/15/37 (f)(j)	11,090	12,157
6.125% 8/15/29 (f)	80,177	99,357
U.S. Treasury Notes:
2.75% 2/28/13 (i)	147,006	148,550
2.875% 1/31/13 (i)	4,903	4,987
3.375% 11/30/12 (f)(k)	360,000	374,400
3.875% 10/31/12 (f)	150,000	159,363
4.125% 8/31/12 (f)	80,000	85,825
4.25% 9/30/12 (f)	49,078	52,939
4.25% 11/15/14 (k)	10,045	10,828
4.5% 4/30/12 (f)(k)	148,717	161,707
4.5% 5/15/17 (f)	76,350	82,249
4.625% 7/31/12 (f)(k)	89,018	97,329
4.625% 11/15/16 (f)	70,000	76,311
4.75% 5/31/12	35,000	38,421
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
5.125% 6/30/11 (j)(k)	$ 22,133	$ 24,358
5.125% 5/15/16 (f)	182,689	205,782
TOTAL U.S. TREASURY OBLIGATIONS		1,634,563
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,674,514)		2,856,510
U.S. Government Agency - Mortgage Securities - 2.5%

Fannie Mae - 1.6%
5.5% 1/1/33 to 1/1/37	26,501	27,040
5.5% 3/1/38 (i)	140,000	140,915
5.638% 7/1/37 (m)	2,212	2,279
6% 6/1/30 to 2/1/38	161,095	165,151
6.03% 4/1/36 (m)	1,613	1,673
6.158% 4/1/36 (m)	3,886	4,029
6.224% 6/1/36 (m)	587	602
6.307% 4/1/36 (m)	1,494	1,549
6.5% 11/1/29 to 1/1/36	64,459	67,378
TOTAL FANNIE MAE		410,616
Freddie Mac - 0.2%
5.762% 10/1/35 (m)	1,040	1,072
5.848% 6/1/36 (m)	1,859	1,921
6.027% 6/1/36 (m)	1,798	1,856
6.03% 7/1/37 (m)	9,516	9,783
6.093% 4/1/36 (m)	2,852	2,951
6.1% 6/1/36 (m)	1,689	1,747
6.5% 11/1/34 to 3/1/36	31,680	33,113
TOTAL FREDDIE MAC		52,443
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - 0.7%
5.5% 3/20/38 (i)	$ 170,000	$ 173,874
6.5% 3/15/34	11,655	12,347
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		186,221
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $642,664)		649,280
Asset-Backed Securities - 0.2%

Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 3.435% 7/25/36 (m)	3,850	1,535
Series 2006-NC4 Class M1, 3.435% 10/25/36 (m)	3,255	1,029
Citigroup Mortgage Loan Trust Series 2006-WF2 Class A2B, 5.735% 5/25/36	3,961	3,960
JPMorgan Mortgage Acquisition Trust Series 2006-NC2 Class M2, 3.435% 7/25/36 (m)	2,980	915
Long Beach Mortgage Loan Trust:
Series 2006-2 Class 2A2, 3.265% 3/25/36 (m)	7,395	7,341
Series 2006-4 Class 2A2, 3.235% 5/25/36 (m)	1,910	1,884
MASTR Asset Backed Securities Trust Series 2006-WMC3 Class A2, 3.185% 8/25/36 (m)	1,831	1,808
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.58% 6/30/12 (h)(m)	4,135	4,018
Morgan Stanley ABS Capital I Trust Series 2007-HE2 Class M1, 3.385% 1/25/37 (m)	3,825	904
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 3.185% 11/25/36 (m)	884	869
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (m)	1,537	1,526
NovaStar Mortgage Funding Trust Series 2006-5 Class A2A, 3.205% 11/25/36 (m)	963	944
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 3.205% 9/25/36 (m)	5,148	5,105
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 3.215% 8/25/36 (m)	2,371	2,292
Series 2006-WM4 Class A2A, 3.215% 11/25/36 (m)	1,397	1,352
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Securitized Asset Backed Receivables LLC Trust: - continued
Series 2007-NC1 Class A2A, 3.185% 12/25/36 (m)	$ 1,678	$ 1,639
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	1,859	1,857
TOTAL ASSET-BACKED SECURITIES (Cost $47,411)		38,978
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.0%
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (m)(o)	49,426	4,819
U.S. Government Agency - 0.2%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer:
Series 2002-57 Class BT, 6% 11/25/31	16,189	16,635
Series 2006-78 Class CD, 4.5% 10/25/18	22,300	22,594
TOTAL U.S. GOVERNMENT AGENCY		39,229
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $44,729)		44,048
Commercial Mortgage Securities - 0.0%

Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	3,187	3,217
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.8335% 12/10/41 (m)(o)	2,814	49
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,236)		3,266
Floating Rate Loans - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%
Thomson Learning, Inc. term loan 6.205% 7/5/14 (m)	998	868
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 5.26% 3/6/14 (m)	$ 3,290	$ 2,862
CSC Holdings, Inc. Tranche B, term loan 6.8963% 3/31/13 (m)	995	918
Univision Communications, Inc.:
Tranche 1LN, term loan 5.4905% 9/29/14 (m)	2,281	1,899
Tranche DD 1LN, term loan 9/29/14 (p)	79	66
		5,745
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. term loan 6.6024% 4/6/13 (m)	370	344
Specialty Retail - 0.0%
Michaels Stores, Inc. term loan 5.432% 10/31/13 (m)	992	846
TOTAL CONSUMER DISCRETIONARY		7,803
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Rite Aid Corp. Tranche ABL, term loan 4.9067% 6/4/14 (m)	1,000	893
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. term loan:
6.5106% 4/26/15 (m)(p)	78	74
8.08% 4/26/15 (m)	312	296
		370
Health Care Providers & Services - 0.0%
Community Health Systems, Inc.:
term loan 5.335% 7/25/14 (m)	923	840
Tranche DD, term loan 7/25/14 (p)	46	42
DaVita, Inc. Tranche B1, term loan 5.3364% 10/5/12 (m)	250	234
HCA, Inc. Tranche B, term loan 7.08% 11/17/13 (m)	3,244	2,985
		4,101
TOTAL HEALTH CARE		4,471
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
ARAMARK Corp.:
term loan 6.705% 1/26/14 (m)	$ 920	$ 846
6.705% 1/26/14 (m)	58	54
RSC Equipment Rental Tranche 2LN, term loan 8.4164% 11/30/13 (m)	500	421
		1,321
Industrial Conglomerates - 0.0%
Sequa Corp. term loan 8.08% 12/3/14 (m)	350	333
TOTAL INDUSTRIALS		1,654
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Flextronics International Ltd. Tranche B-B, term loan 7.455% 10/1/12 (m)	998	928
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 6.5687% 10/10/14 (m)	735	669
Tranche B2, term loan 6.5793% 10/10/14 (m)	2,804	2,558
		4,155
IT Services - 0.0%
First Data Corp. Tranche B1, term loan 7.63% 9/24/14 (m)	1,017	925
TOTAL INFORMATION TECHNOLOGY		5,080
MATERIALS - 0.0%
Chemicals - 0.0%
MacDermid, Inc. Tranche B, term loan 6.83% 4/12/14 (m)	125	104
Paper & Forest Products - 0.0%
Boise Paper Holdings LLC Tranche B 1LN, term loan 7.5% 2/22/14 (m)	420	407
TOTAL MATERIALS		511
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. term loan 6.2731% 3/13/14 (m)	120	104
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
MetroPCS Wireless, Inc. Tranche B, term loan 6.0965% 11/3/13 (m)	$ 109	$ 100
TOTAL TELECOMMUNICATION SERVICES		204
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. Tranche D, term loan 7.705% 3/29/14 (m)	2,840	2,528
TOTAL FLOATING RATE LOANS (Cost $24,880)		23,144
Fixed-Income Funds - 19.9%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (n)	3,862,272	347,334
Fidelity 2-5 Year Duration Securitized Bond Central Fund (n)	4,984,207	464,079
Fidelity Corporate Bond 1-10 Year Central Fund (n)	15,628,176	1,566,881
Fidelity Mortgage Backed Securities Central Fund (n)	18,693,036	1,876,033
Fidelity Ultra-Short Central Fund (n)	10,145,182	870,355
TOTAL FIXED-INCOME FUNDS (Cost $5,293,404)		5,124,682
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 3.24% (b)	251,412,343	251,412
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(d)	221,123,787	221,124
TOTAL MONEY MARKET FUNDS (Cost $472,536)		472,536
Cash Equivalents - 7.3%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08:
(Collateralized by U.S. Government Obligations) # (c)	$ 1,867,694	$ 1,867,199
(Collateralized by U.S. Government Obligations) #	11,465	11,462
TOTAL CASH EQUIVALENTS (Cost $1,878,661)		1,878,661
TOTAL INVESTMENT PORTFOLIO - 110.0% (Cost $27,012,589)		28,302,018
NET OTHER ASSETS - (10.0)%		(2,573,468)
NET ASSETS - 100%		$ 25,728,550
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
715 UST 5 YR Index Contracts	July 2008	$ 81,689	$ 1,466

The face value of futures purchased as a percentage of net assets - 0.3%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	$ 2,500	$ 46
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34

	Oct. 2034	$ 1,527	$ (780)
Receive monthly notional amount multiplied by 3.05% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	3,200	(2,791)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (l)	Sept. 2037	1,800	(1,341)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (l)	Sept. 2037	16,700	(12,442)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (l)	Sept. 2037	13,600	(10,132)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (l)	Sept. 2037	5,800	(4,321)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (l)	Sept. 2037	20,600	(15,347)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (l)

	Sept. 2037	$ 13,600	$ (10,132)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (l)	Sept. 2037	13,100	(9,760)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (l)	Sept. 2037	11,500	(8,568)
Receive monthly notional amount multiplied by 1.32% and pay Goldman Sachs upon credit event of Securitized Asset Backed Receivables LLC Trust, par value of the notional amount of Securitized Asset Backed Receivables LLC Trust Series 2006-OP1 Class B2, 6.72% 10/25/35	Nov. 2035	4,800	(4,211)
Receive monthly notional amount multiplied by 2.36% and pay Morgan Stanley, Inc. upon credit event of GE-WMC Mortgage Securities, LLC, par value of the notional amount of GE-WMC Mortgage Securities, LLC Series 2006-01 Class B3, 7.13% 8/25/36	Sept. 2036	600	(545)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34	Dec. 2034	2,014	(933)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34	Oct. 2034	1,527	(781)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35

	August 2035	$ 3,000	$ (1,428)
Receive monthly notional amount multiplied by 3.66% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35	June 2035	4,800	(3,018)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35	June 2035	1,600	(1,004)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	3,000	(2,495)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	3,000	(2,025)
TOTAL CREDIT DEFAULT SWAPS		128,268	(92,008)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.9585% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2012	60,000	5,102
Receive semi-annually a fixed rate equal to 5.147% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Jan. 2012	100,000	7,684
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Feb. 2012	80,000	6,608
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.2965% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	$ 70,000	$ 5,870
Receive semi-annually a fixed rate equal to 5.458% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2017	120,000	12,398
Receive semi-annually a fixed rate equal to 5.53% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	June 2012	105,000	9,953
Receive semi-annually a fixed rate equal to 5.629% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	May 2016	100,000	13,137
TOTAL INTEREST RATE SWAPS		635,000	60,752
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	May 2008	36,700	(2,017)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	May 2008	37,100	(1,423)
TOTAL TOTAL RETURN SWAPS		73,800	(3,440)
		$ 837,068	$ (34,696)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $156,114,000 or 0.6% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $773,000.
(k) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $38,202,000.
(l) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(m) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(p) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $165,000 and $145,000, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,867,199,000 due 3/03/08 at 3.18%
Banc of America Securities LLC	$ 1,063,623
Bank of America, NA	664,765
Barclays Capital, Inc.	138,811
$ 1,867,199
$11,462,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 4,248
Banc of America Securities LLC	3,178
Societe Generale, New York Branch	4,036
$ 11,462
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 10,586
Fidelity 2-5 Year Duration Securitized Bond Central Fund	13,010
Fidelity Cash Central Fund	18,996
Fidelity Corporate Bond 1-10 Year Central Fund	46,248
Fidelity Mortgage Backed Securities Central Fund	52,592
Fidelity Securities Lending Cash Central Fund	1,382
Fidelity Ultra-Short Central Fund	20,095
Total	$ 162,909
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 450,220	$ 10,586	$ 89,865	$ 347,334	17.8%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	474,235	13,010	-	464,079	14.0%
Fidelity Corporate Bond 1-10 Year Central Fund	1,603,006	136,275	194,686	1,566,881	20.4%
Fidelity Mortgage Backed Securities Central Fund	2,074,537	52,593	289,778	1,876,033	20.7%
Fidelity Ultra-Short Central Fund	742,656	296,841	92,050	870,355	12.5%
Total	$ 5,344,654	$ 509,305	$ 666,379	$ 5,124,682
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aspect Medical Systems, Inc.	$ 10,733	$ -	$ 1,293	$ -	$ -
Aurora Oil & Gas Corp.	10,747	-	-	-	4,197
Central Garden & Pet Co.	22,500	-	-	-	8,666
DUSA Pharmaceuticals, Inc.	3,216	503	-	-	3,373
Force Protection, Inc.	-	55,275	-	-	16,441
Frontier Airlines Holdings, Inc.	11,950	-	7,234	-	-
Lighthouse Caledonia ASA	-	1,566	-	-	1,772
LTX Corp.	15,301	263	-	-	12,412
Sourcefire, Inc.	10,526	4,593	259	-	9,437
Tronox, Inc. Class B	-	10,302	-	95	7,097
Universal Truckload Services, Inc.	22,324	-	-	-	20,283
Washington Group International, Inc.	134,028	2,681	152,743	-	-
Total	$ 241,325	$ 75,183	$ 161,529	$ 95	$ 83,678
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	23.5%
AAA,AA,A	8.4%
BBB	5.3%
BB	0.4%
B	0.3%
CCC,CC,C	0.0%
Not Rated	0.1%
Equities	64.2%
Short-Term Investments and Net Other Assets	(2.2)%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.7%
United Kingdom	1.7%
Canada	1.6%
Others (individually less than 1%)	8.0%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata shares of the investments in each Fidelity Fixed-Income Central Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 29, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,032,391 and repurchase agreements of $1,878,661) - See accompanying schedule: Unaffiliated issuers (cost $21,072,377)	$ 22,621,122
Fidelity Central Funds (cost $5,765,940)	5,597,218
Other affiliated issuers (cost $174,272)	83,678
Total Investments (cost $27,012,589)		$ 28,302,018
Cash		427
Foreign currency held at value (cost $978)		971
Receivable for investments sold		507,902
Receivable for swap agreements		97
Receivable for fund shares sold		39,771
Dividends receivable		12,195
Interest receivable		41,481
Distributions receivable from Fidelity Central Funds		22,462
Receivable for daily variation on futures contracts		760
Prepaid expenses		71
Other receivables		891
Total assets		28,929,046

Liabilities
Payable for investments purchased Regular delivery	$ 276,981
Delayed delivery	767,703
Payable for fund shares redeemed	18,741
Swap agreements, at value	34,696
Accrued management fee	8,768
Other affiliated payables	4,187
Other payables and accrued expenses	1,097
Collateral on securities loaned, at value	2,088,323
Total liabilities		3,200,496

Net Assets		$ 25,728,550
Net Assets consist of:
Paid in capital		$ 24,016,482
Undistributed net investment income		88,760
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		347,762
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,275,546
Net Assets, for 1,389,653 shares outstanding		$ 25,728,550
Net Asset Value, offering price and redemption price per share ($25,728,550 ÷ 1,389,653 shares)		$ 18.51

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)

Investment Income
Dividends (including $95 earned from other affiliated issuers)		$ 119,046
Interest		85,791
Income from Fidelity Central Funds		162,909
Total income		367,746

Expenses
Management fee	$ 54,361
Transfer agent fees	24,199
Accounting and security lending fees	1,150
Custodian fees and expenses	244
Independent trustees' compensation	55
Registration fees	338
Audit	91
Legal	81
Interest	11
Miscellaneous	729
Total expenses before reductions	81,259
Expense reductions	(852)	80,407
Net investment income (loss)		287,339
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1)	588,169
Fidelity Central Funds	(22,632)
Other affiliated issuers	37,640
Foreign currency transactions	(165)
Futures contracts	5,062
Swap agreements	2,424
Total net realized gain (loss)		610,498
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,013,873)
Assets and liabilities in foreign currencies	56
Futures contracts	1,296
Swap agreements	(11,628)
Delayed delivery commitments	2,743
Total change in net unrealized appreciation (depreciation)		(2,021,406)
Net gain (loss)		(1,410,908)
Net increase (decrease) in net assets resulting from operations		$ (1,123,569)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 287,339	$ 521,874
Net realized gain (loss)	610,498	1,495,846
Change in net unrealized appreciation (depreciation)	(2,021,406)	946,213
Net increase (decrease) in net assets resulting from operations	(1,123,569)	2,963,933
Distributions to shareholders from net investment income	(304,992)	(500,718)
Distributions to shareholders from net realized gain	(1,526,676)	(1,099,842)
Total distributions	(1,831,668)	(1,600,560)
Share transactions Proceeds from sales of shares	3,590,818	7,100,264
Reinvestment of distributions	1,796,418	1,571,307
Cost of shares redeemed	(2,894,726)	(4,193,671)
Net increase (decrease) in net assets resulting from share transactions	2,492,510	4,477,900
Total increase (decrease) in net assets	(462,727)	5,841,273

Net Assets
Beginning of period	26,191,277	20,350,004
End of period (including undistributed net investment income of $88,760 and $106,413, respectively)	$ 25,728,550	$ 26,191,277
Other Information Shares
Sold	181,873	354,152
Issued in reinvestment of distributions	88,170	82,343
Redeemed	(148,400)	(208,826)
Net increase (decrease)	121,643	227,669

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 G	2006 J	2005 J	2004 J	2003 J
Selected Per-Share Data
Net asset value, beginning of period	$ 20.66	$ 19.56	$ 19.16	$ 18.73	$ 16.57	$ 14.92	$ 13.28
Income from Investment Operations
Net investment income (loss) D	.21	.44	.04	.36	.29	.27	.30
Net realized and unrealized gain (loss)	(.95)	2.13	.36	1.01	2.60	1.64	1.63
Total from investment operations	(.74)	2.57	.40	1.37	2.89	1.91	1.93
Distributions from net investment income	(.23)	(.43)	-	(.31)	(.29)	(.26)	(.29)
Distributions from net realized gain	(1.18)	(1.04)	-	(.63)	(.44)	-	-
Total distributions	(1.41)	(1.47)	-	(.94)	(.73)	(.26)	(.29)
Net asset value, end of period	$ 18.51	$ 20.66	$ 19.56	$ 19.16	$ 18.73	$ 16.57	$ 14.92
Total Return B, C	(4.14)%	13.96%	2.09%	7.54%	18.04%	12.82%	14.78%
Ratios to Average Net Assets E, H
Expenses before reductions	.61% A	.61%	.64% A	.64%	.65%	.67%	.70%
Expenses net of fee waivers, if any	.61% A	.61%	.64% A	.64%	.65%	.67%	.70%
Expenses net of all reductions	.60% A	.60%	.63% A	.63%	.64%	.66%	.67%
Net investment income (loss)	2.15% A	2.20%	2.35% A	1.90%	1.68%	1.63%	2.17%
Supplemental Data
Net assets, end of period (in millions)	$ 25,729	$ 26,191	$ 20,350	$ 19,800	$ 14,610	$ 10,784	$ 7,905
Portfolio turnover rate F	69% A	89% I	65% A	61%	82%	99%	137%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the one month period ended August 31. The Fund changed its fiscal year end from July 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Portfolio turnover rate excludes securities received or delivered in-kind. J For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds and monitoring current market trading activity, interest rates, credit quality and default rates for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Actual prices received at disposition may differ.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, swap agreements, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,585,370
Unrealized depreciation	(2,322,062)
Net unrealized appreciation (depreciation)	$ 1,263,308
Cost for federal income tax purposes	$ 27,038,710

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value

Semiannual Report

4. Operating Policies - continued

Futures Contracts - continued

of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

(such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities, realizing a gain or loss, and simultaneously agrees to repurchase substantially similar securities at a future date. In addition, the Fund may enter into reverse dollar rolls in which the Fund purchases and simultaneously agrees to sell substantially similar securities at a future date. During the period between the sale and repurchase in a dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments of the Fund. During the period between the purchase and subsequent sale in a reverse dollar roll transaction the Fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $6,452,448 and $5,378,585, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Fund's transfer agent. For the period the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $51 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $33 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period, presented in the Statement of Operations as a component of interest income, amounted to $3,663. Net income from Fidelity Securities Lending Cash Central Fund, presented in the Statement of Operations as a component of interest income from Fidelity Central Funds, amounted to $1,382.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $76,572. The weighted average interest rate was 5.25%. The interest expense amounted to $11 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $196 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $18 and $638, respectively.

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $820.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisers

Fidelity International Investment
Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

BAL-USAN-0408
1.789281.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
Puritan®
Fund

Semiannual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period * September 1, 2007 to February 29, 2008
Actual	$ 1,000.00	$ 954.20	$ 2.92
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.88	$ 3.02

* Expenses are equal to the Fund's annualized expense ratio of .60%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Top Five Stocks as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	2.5	3.4
Microsoft Corp.	1.5	0.4
Hewlett-Packard Co.	1.3	0.8
Procter & Gamble Co.	1.1	0.4
Verizon Communications, Inc.	1.1	0.7
	7.5
Top Five Bond Issuers as of February 29, 2008
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	6.8	7.5
U.S. Treasury Obligations	5.8	5.0
Freddie Mac	3.5	3.5
Government National Mortgage Association	1.2	0.4
Freescale Semiconductor, Inc.	0.3	0.2
	17.6
Top Five Market Sectors as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	13.1	10.5
Financials	13.3	19.0
Health Care	10.6	7.4
Energy	9.8	11.0
Industrials	8.1	7.4
Asset Allocation (% of fund's net assets)
As of February 29, 2008 *		As of August 31, 2007 **
	Stocks 61.6%		Stocks 64.3%
	Bonds 38.3%		Bonds 37.9%
	Convertible Securities 0.3%		Convertible Securities 0.9%
	Other Investments 1.5%		Other Investments 1.8%
	Short-Term Investments and Net Other Assets (dagger) (1.7)%		Short-Term Investments and Net Other Assets (dagger) (4.9)%
* Foreign investments	13.3%	** Foreign investments	9.2%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.
Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com.

Semiannual Report

Investments February 29, 2008

Showing Percentage of Net Assets

Common Stocks - 61.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.1%
Diversified Consumer Services - 0.0%
Service Corp. International	1,082,100	$ 11,687
Hotels, Restaurants & Leisure - 0.8%
Burger King Holdings, Inc. (h)	1,615,600	41,456
McDonald's Corp.	1,273,200	68,893
Vail Resorts, Inc. (a)(h)	873,600	39,530
Yum! Brands, Inc.	859,500	29,610
		179,489
Household Durables - 0.4%
Lennar Corp. Class A	327,700	6,098
Pulte Homes, Inc.	2,704,600	36,620
Whirlpool Corp.	470,983	39,737
		82,455
Internet & Catalog Retail - 0.0%
eDiets.com, Inc. (a)(h)	1,103,526	5,142
Media - 1.6%
Clear Channel Communications, Inc.	1,297,900	41,533
Grupo Televisa SA de CV (CPO) sponsored ADR	1,884,900	41,468
Live Nation, Inc. (a)	275,725	3,273
News Corp. Class B	5,059,596	96,689
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	945,600	7,622
The Walt Disney Co.	1,524,990	49,425
Time Warner, Inc.	7,781,260	121,465
Virgin Media, Inc.	308,760	4,631
		366,106
Multiline Retail - 0.4%
Kohl's Corp. (a)	513,100	22,802
Macy's, Inc.	1,799,300	44,407
Target Corp.	575,800	30,293
		97,502
Specialty Retail - 0.5%
Guess?, Inc.	607,800	24,999
Home Depot, Inc.	499,700	13,267
J. Crew Group, Inc. (a)	633,674	25,379
Lowe's Companies, Inc.	2,048,600	49,105
		112,750
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.4%
Iconix Brand Group, Inc. (a)	1,173,700	$ 24,389
Polo Ralph Lauren Corp. Class A	973,700	60,554
		84,943
TOTAL CONSUMER DISCRETIONARY		940,074
CONSUMER STAPLES - 4.8%
Beverages - 0.4%
Molson Coors Brewing Co. Class B	1,201,100	64,811
PepsiCo, Inc.	538,500	37,458
		102,269
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	585,700	36,267
CVS Caremark Corp.	4,050,500	163,559
Rite Aid Corp. (a)	1,798,200	4,801
Winn-Dixie Stores, Inc. (a)	911,183	14,898
		219,525
Food Products - 0.5%
Lighthouse Caledonia ASA	224,303	185
Lindt & Spruengli AG (participation certificate)	17,104	56,966
Marine Harvest ASA (a)	26,391,400	15,633
Nestle SA sponsored ADR	265,000	31,535
		104,319
Household Products - 1.7%
Colgate-Palmolive Co.	1,788,100	136,057
Procter & Gamble Co.	3,859,522	255,423
		391,480
Personal Products - 0.3%
Avon Products, Inc.	2,017,930	76,802
Tobacco - 1.0%
Altria Group, Inc.	3,083,740	225,545
TOTAL CONSUMER STAPLES		1,119,940
ENERGY - 8.0%
Energy Equipment & Services - 0.8%
Diamond Offshore Drilling, Inc.	121,700	14,705
National Oilwell Varco, Inc. (a)	1,008,400	62,823
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd. (NY Shares)	675,180	$ 58,369
Transocean, Inc. (a)	376,331	52,878
		188,775
Oil, Gas & Consumable Fuels - 7.2%
Chesapeake Energy Corp.	2,898,017	131,048
CONSOL Energy, Inc.	726,500	55,199
EOG Resources, Inc.	1,276,900	151,938
Exxon Mobil Corp.	6,564,624	571,173
Hess Corp.	1,003,500	93,506
Peabody Energy Corp.	1,395,100	78,991
Petrohawk Energy Corp. (a)	1,810,500	32,734
Plains Exploration & Production Co. (a)	779,500	42,093
Range Resources Corp.	1,040,108	63,634
Southwestern Energy Co. (a)	680,300	44,376
Suncor Energy, Inc.	294,900	30,418
Ultra Petroleum Corp. (a)	322,926	25,340
Valero Energy Corp.	3,237,480	187,029
Williams Companies, Inc.	2,420,800	87,197
XTO Energy, Inc.	1,367,050	84,361
		1,679,037
TOTAL ENERGY		1,867,812
FINANCIALS - 9.6%
Capital Markets - 2.9%
Charles Schwab Corp.	1,680,900	32,962
EFG International	326,480	10,970
Franklin Resources, Inc.	231,800	21,875
Goldman Sachs Group, Inc.	761,000	129,088
Greenhill & Co., Inc. (h)	394,700	25,659
Julius Baer Holding AG	434,890	32,111
KKR Private Equity Investors, LP	923,600	13,623
KKR Private Equity Investors, LP Restricted Depositary Units (j)	977,300	14,415
Lehman Brothers Holdings, Inc.	2,990,822	152,502
Merrill Lynch & Co., Inc.	603,200	29,895
Nomura Holdings, Inc.	874,900	13,701
State Street Corp.	2,538,067	199,365
		676,166
Commercial Banks - 0.7%
PNC Financial Services Group, Inc.	505,861	31,075
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered PLC (United Kingdom)	1,003,000	$ 33,044
UCBH Holdings, Inc.	378,100	4,269
Wachovia Corp.	1,195,452	36,605
Wells Fargo & Co.	2,518,500	73,616
		178,609
Consumer Finance - 0.1%
Capital One Financial Corp.	401,801	18,495
Diversified Financial Services - 2.9%
Bank of America Corp.	5,359,925	213,003
Bovespa Holding SA	1,468,000	23,387
Citigroup, Inc.	4,348,792	103,110
CME Group, Inc.	127,952	65,678
Deutsche Boerse AG	124,600	19,748
JPMorgan Chase & Co.	5,912,952	240,361
MSCI, Inc. Class A	87,200	2,592
		667,879
Insurance - 2.9%
ACE Ltd.	2,113,922	118,887
American International Group, Inc.	3,217,437	150,769
Berkshire Hathaway, Inc. Class B (a)	15,380	71,894
Hartford Financial Services Group, Inc.	864,800	60,450
MetLife, Inc.	2,459,700	143,302
Principal Financial Group, Inc.	1,523,700	84,154
Willis Group Holdings Ltd.	1,246,100	40,934
The First American Corp.	131,800	4,591
		674,981
Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc.	1,170,011	24,208
TOTAL FINANCIALS		2,240,338
HEALTH CARE - 9.3%
Biotechnology - 2.5%
Acadia Pharmaceuticals, Inc. (a)	820,645	8,141
Alexion Pharmaceuticals, Inc. (a)	542,600	32,887
Biogen Idec, Inc. (a)	1,511,600	88,217
Celgene Corp. (a)	667,200	37,610
Cephalon, Inc. (a)	874,773	52,784
CSL Ltd.	7,201,639	241,539
Genentech, Inc. (a)	1,131,700	85,726
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
PDL BioPharma, Inc. (a)	1,722,000	$ 27,518
Theravance, Inc. (a)	612,900	10,082
Vanda Pharmaceuticals, Inc. (a)	811,100	3,699
		588,203
Health Care Equipment & Supplies - 2.5%
Alcon, Inc.	474,300	68,645
Align Technology, Inc. (a)	1,154,371	14,256
Baxter International, Inc.	1,197,800	70,694
Becton, Dickinson & Co.	1,058,600	95,719
C.R. Bard, Inc.	821,400	77,861
Covidien Ltd.	1,327,306	56,795
Gen-Probe, Inc. (a)	359,500	17,188
Mindray Medical International Ltd. sponsored ADR	1,025,300	37,629
Sonova Holding AG	829,358	78,605
St. Jude Medical, Inc. (a)	1,229,400	52,840
		570,232
Health Care Providers & Services - 0.6%
Henry Schein, Inc. (a)	577,500	34,546
McKesson Corp.	501,500	29,468
Medco Health Solutions, Inc. (a)	1,492,100	66,115
WellPoint, Inc. (a)	144,300	10,113
		140,242
Health Care Technology - 0.1%
HLTH Corp. (a)	1,425,400	16,877
Life Sciences Tools & Services - 0.8%
AMAG Pharmaceuticals, Inc.	252,300	11,043
Applera Corp. - Applied Biosystems Group	490,600	16,538
Illumina, Inc. (a)	652,800	47,269
QIAGEN NV (a)	2,828,200	62,192
Thermo Fisher Scientific, Inc. (a)	1,084,700	60,667
		197,709
Pharmaceuticals - 2.8%
Abbott Laboratories	1,776,200	95,116
Allergan, Inc.	1,416,200	83,882
Auxilium Pharmaceuticals, Inc. (a)	939,000	30,086
BMP Sunstone Corp. (a)(h)	510,300	4,404
BMP Sunstone Corp. warrants 8/21/12 (a)(r)	59,000	65
Merck & Co., Inc.	5,552,000	245,954
Schering-Plough Corp.	3,146,584	68,281
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC sponsored ADR	468,300	$ 27,367
ULURU, Inc. (a)(i)	3,871,407	10,104
Wyeth	1,446,300	63,088
XenoPort, Inc. (a)	529,900	27,115
		655,462
TOTAL HEALTH CARE		2,168,725
INDUSTRIALS - 7.1%
Aerospace & Defense - 3.0%
General Dynamics Corp.	325,000	26,601
Honeywell International, Inc.	3,700,800	212,944
Lockheed Martin Corp.	1,469,600	151,663
Raytheon Co.	1,831,100	118,729
Spirit AeroSystems Holdings, Inc. Class A (a)	1,329,800	35,931
The Boeing Co.	119,200	9,869
United Technologies Corp.	2,003,300	141,253
		696,990
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	615,300	43,219
Airlines - 0.3%
Delta Air Lines, Inc. (a)	1,496,368	19,977
Northwest Airlines Corp. (a)	2,277,240	30,583
US Airways Group, Inc. (a)	973,700	12,074
		62,634
Commercial Services & Supplies - 0.2%
The Brink's Co.	639,800	42,822
Construction & Engineering - 0.1%
Shaw Group, Inc. (a)	244,900	15,767
URS Corp. (a)	421,828	16,991
		32,758
Electrical Equipment - 0.8%
ABB Ltd. sponsored ADR	1,867,269	46,756
Composite Technology Corp. (a)	1,571,000	1,477
Cooper Industries Ltd. Class A	1,094,300	45,884
Emerson Electric Co.	1,257,668	64,091
Rockwell Automation, Inc.	263,500	14,416
Vestas Wind Systems AS (a)	138,200	14,009
		186,633
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.1%
General Electric Co.	3,429,800	$ 113,664
Siemens AG sponsored ADR	868,600	110,885
Tyco International Ltd.	728,606	29,188
		253,737
Machinery - 0.8%
Deere & Co.	233,700	19,914
Eaton Corp.	198,500	16,005
Ingersoll-Rand Co. Ltd. Class A	496,300	20,775
SPX Corp.	796,205	81,452
Sulzer AG (Reg.)	45,840	52,629
		190,775
Road & Rail - 0.4%
Ryder System, Inc.	223,800	12,893
Union Pacific Corp.	680,300	84,874
		97,767
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	790,500	36,339
TOTAL INDUSTRIALS		1,643,674
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 2.7%
Ciena Corp. (a)	789,900	20,403
Cisco Systems, Inc. (a)	9,948,900	242,455
Corning, Inc.	1,484,800	34,492
Harris Corp.	713,400	34,835
Juniper Networks, Inc. (a)	1,694,100	45,436
Nokia Corp. sponsored ADR	3,136,700	112,953
QUALCOMM, Inc.	2,414,200	102,290
Research In Motion Ltd. (a)	384,900	39,953
		632,817
Computers & Peripherals - 2.0%
Apple, Inc. (a)	701,200	87,664
EMC Corp. (a)	781,700	12,148
Hewlett-Packard Co.	6,345,402	303,120
Network Appliance, Inc. (a)	680,300	14,708
Seagate Technology	677,100	14,605
Western Digital Corp. (a)	1,161,900	35,868
		468,113
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.5%
Amphenol Corp. Class A	1,266,624	$ 46,827
Jabil Circuit, Inc.	752,200	9,718
Tyco Electronics Ltd.	1,906,856	62,736
		119,281
Internet Software & Services - 0.7%
Akamai Technologies, Inc. (a)	178,100	6,262
Alibaba.com Ltd.	806,000	1,954
Google, Inc. Class A (sub. vtg.) (a)	214,700	101,162
Internet Brands, Inc. Class A	732,420	5,837
ValueClick, Inc. (a)	241,600	4,665
Yahoo!, Inc. (a)	1,775,000	49,310
		169,190
IT Services - 0.7%
Cognizant Technology Solutions Corp. Class A (a)	3,327,100	100,512
Genpact Ltd.	2,803,200	42,749
Satyam Computer Services Ltd. sponsored ADR	653,000	16,312
WNS Holdings Ltd. ADR (a)	454,000	6,742
		166,315
Semiconductors & Semiconductor Equipment - 1.8%
Applied Materials, Inc.	3,774,600	72,359
Himax Technologies, Inc. sponsored ADR	1,896,330	10,202
Infineon Technologies AG sponsored ADR (a)	1,884,800	15,210
Intel Corp.	4,327,540	86,334
Intersil Corp. Class A	345,000	8,028
Marvell Technology Group Ltd. (a)	2,597,500	29,378
National Semiconductor Corp.	1,991,089	32,793
NVIDIA Corp. (a)	802,700	17,170
Skyworks Solutions, Inc. (a)	4,349,300	35,925
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,582,000	15,409
Texas Instruments, Inc.	2,171,100	65,046
Xilinx, Inc.	805,500	18,011
		405,865
Software - 3.4%
Activision, Inc. (a)	2,839,500	77,376
Adobe Systems, Inc. (a)	1,119,400	37,668
Check Point Software Technologies Ltd. (a)	571,500	12,527
Informatica Corp. (a)	588,400	10,273
Microsoft Corp.	12,822,113	349,018
Nintendo Co. Ltd.	186,100	92,901
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. (a)	947,400	$ 15,585
Oracle Corp. (a)	3,041,600	57,182
Parametric Technology Corp. (a)	781,300	11,962
Salesforce.com, Inc. (a)	355,100	21,207
Ubisoft Entertainment SA (a)	853,400	71,719
VMware, Inc. Class A	470,894	27,627
		785,045
TOTAL INFORMATION TECHNOLOGY		2,746,626
MATERIALS - 2.6%
Chemicals - 2.0%
Airgas, Inc.	870,900	42,317
Albemarle Corp.	701,000	26,596
Celanese Corp. Class A	1,241,900	48,310
Dow Chemical Co.	415,200	15,649
E.I. du Pont de Nemours & Co.	846,700	39,304
Linde AG	138,121	18,375
Monsanto Co.	971,100	112,337
Potash Corp. of Saskatchewan, Inc.	61,500	9,772
Praxair, Inc.	486,500	39,056
Rohm & Haas Co.	592,500	31,764
The Mosaic Co. (a)	666,000	74,126
		457,606
Metals & Mining - 0.6%
Carpenter Technology Corp.	583,400	36,655
Freeport-McMoRan Copper & Gold, Inc. Class B	637,600	64,308
Newcrest Mining Ltd.	1,213,511	42,190
		143,153
TOTAL MATERIALS		600,759
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	3,862,636	134,536
Qwest Communications International, Inc.	4,161,000	22,469
Verizon Communications, Inc.	6,948,795	252,380
		409,385
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	741,100	28,488
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DigitalGlobe, Inc. (a)(j)	15,842	$ 40
Vodafone Group PLC sponsored ADR	1,335,775	43,052
		71,580
TOTAL TELECOMMUNICATION SERVICES		480,965
UTILITIES - 1.7%
Electric Utilities - 0.8%
Entergy Corp.	745,500	76,593
Exelon Corp.	631,800	47,290
Portland General Electric Co.	13,771	321
PPL Corp.	307,800	13,968
Reliant Energy, Inc. (a)	2,288,500	52,178
		190,350
Gas Utilities - 0.1%
Questar Corp.	316,900	17,509
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	3,130,921	56,294
Constellation Energy Group, Inc.	650,200	57,445
NRG Energy, Inc. (a)	980,500	40,465
		154,204
Multi-Utilities - 0.1%
Sempra Energy	430,900	22,894
TOTAL UTILITIES		384,957
TOTAL COMMON STOCKS (Cost $12,437,303)		14,193,870
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	44,858	583
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. 4.50%	56,300	$ 6,601
El Paso Corp. 4.99%	9,100	12,309
		18,910
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	76,937	3,561
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc. Series A, 5.75%	23,200	8,227
TOTAL UTILITIES		11,788
TOTAL CONVERTIBLE PREFERRED STOCKS		31,281
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Spanish Broadcasting System, Inc. Class B, 10.75%	478	354
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	187	0
Wireless Telecommunication Services - 0.1%
Rural Cellular Corp. 12.25% pay-in-kind	8,043	10,054
TOTAL NONCONVERTIBLE PREFERRED STOCKS		10,408
TOTAL PREFERRED STOCKS (Cost $36,275)		41,689
Corporate Bonds - 8.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 516	$ 417
3.5% 1/15/31 (j)	3,810	3,080
		3,497
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
The Great Atlantic & Pacific Tea Co. 6.75% 12/15/12	3,547	3,494
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc.:
2.75% 2/15/24	7,950	10,992
3% 8/15/24	2,000	2,990
		13,982
Marine - 0.0%
Horizon Lines, Inc. 4.25% 8/15/12 (j)	6,209	5,607
TOTAL INDUSTRIALS		19,589
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15 (j)	6,000	4,041
Software - 0.1%
Symantec Corp. 1% 6/15/13	6,900	7,567
TOTAL INFORMATION TECHNOLOGY		11,608
UTILITIES - 0.0%
Multi-Utilities - 0.0%
CMS Energy Corp. 3.375% 7/15/23	4,500	6,194
TOTAL CONVERTIBLE BONDS		44,382
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 8.3%
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.0%
The Goodyear Tire & Rubber Co. 8.625% 12/1/11	$ 1,007	$ 1,052
Visteon Corp. 8.25% 8/1/10	6,000	5,040
		6,092
Automobiles - 0.3%
General Motors Corp.:
6.375% 5/1/08	720	716
7.2% 1/15/11	36,735	33,245
8.375% 7/15/33	6,010	4,628
General Motors Nova Scotia Finance Co. 6.85% 10/15/08	28,140	27,718
		66,307
Diversified Consumer Services - 0.0%
Affinion Group, Inc. 10.125% 10/15/13	7,000	6,965
Education Management LLC/Education Management Finance Corp.:
8.75% 6/1/14	1,945	1,692
10.25% 6/1/16	2,110	1,772
Service Corp. International 7.5% 4/1/27	1,265	1,107
		11,536
Hotels, Restaurants & Leisure - 0.3%
Carrols Corp. 9% 1/15/13	5,860	5,274
Chukchansi Economic Development Authority:
8% 11/15/13 (j)	1,890	1,739
8.2375% 11/15/12 (j)(o)	1,140	992
Harrah's Operating Co., Inc. 5.5% 7/1/10	10,025	8,847
Herbst Gaming, Inc. 7% 11/15/14	725	174
MGM Mirage, Inc.:
6.625% 7/15/15	3,660	3,257
6.75% 9/1/12	2,000	1,875
6.75% 4/1/13	7,520	6,994
7.5% 6/1/16	12,910	12,071
7.625% 1/15/17	4,070	3,816
OSI Restaurant Partners, Inc. 10% 6/15/15 (j)	2,420	1,452
Park Place Entertainment Corp. 7.875% 3/15/10	2,755	2,562
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (j)	1,080	994
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (j)	2,270	2,020
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Six Flags, Inc. 9.625% 6/1/14	$ 11,230	$ 6,963
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (f)	1,610	934
9% 1/15/12	2,940	2,293
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (j)	1,967	1,770
		64,027
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	1,500	1,301
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	3,520	2,886
Media - 0.9%
CanWest Media, Inc. 8% 9/15/12	8,625	8,194
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	17,730	12,500
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10	7,240	6,643
10.25% 9/15/10	12,244	11,264
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (j)	1,500	1,418
8.375% 4/30/14 (j)	10,000	9,150
Comcast Corp. 6.45% 3/15/37	4,155	3,956
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	1,865	1,632
Dex Media, Inc.:
0% 11/15/13 (f)	295	218
8% 11/15/13	1,750	1,278
EchoStar Communications Corp.:
6.625% 10/1/14	3,000	2,880
7.125% 2/1/16	5,000	4,913
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	2,515	2,301
Lamar Media Corp. 7.25% 1/1/13	1,290	1,264
LBI Media Holdings, Inc. 0% 10/15/13 (f)	4,450	3,694
LBI Media, Inc. 8.5% 8/1/17 (j)	6,320	5,498
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp.:
5.7% 5/15/13	$ 2,055	$ 1,829
8.25% 2/1/30	18,280	15,231
MediMedia USA, Inc. 11.375% 11/15/14 (j)	1,170	1,193
Muzak LLC/Muzak Finance Corp. 10% 2/15/09	5,455	5,141
News America Holdings, Inc. 7.75% 12/1/45	18,112	19,502
News America, Inc. 6.2% 12/15/34	5,885	5,626
Nexstar Broadcasting, Inc. 7% 1/15/14	8,000	6,800
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (f)	6,310	6,152
PanAmSat Corp.:
9% 8/15/14	4,264	4,253
9% 6/15/16	3,000	3,000
Radio One, Inc. 8.875% 7/1/11	4,005	3,164
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (j)	4,000	4,050
10.375% 9/1/14 (j)	7,775	8,125
The Reader's Digest Association, Inc. 9% 2/15/17 (j)	9,530	6,814
Time Warner Cable, Inc. 6.55% 5/1/37	5,264	5,077
Time Warner, Inc. 6.5% 11/15/36	3,295	3,072
TL Acquisitions, Inc. 10.5% 1/15/15 (j)	25,170	22,779
Valassis Communications, Inc. 8.25% 3/1/15	7,630	6,371
Vertis, Inc.:
10.875% 6/15/09	1,875	619
13.5% 12/7/09 (j)	5,635	564
		206,165
Specialty Retail - 0.2%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	11,125	11,667
Michaels Stores, Inc.:
10% 11/1/14	11,235	9,859
11.375% 11/1/16	5,980	4,904
Sally Holdings LLC:
9.25% 11/15/14	2,050	1,978
10.5% 11/15/16	6,535	5,947
Toys 'R' US, Inc.:
7.375% 10/15/18	3,290	2,270
7.875% 4/15/13	6,585	4,873
		41,498
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. 8.875% 4/1/16	$ 6,000	$ 5,655
TOTAL CONSUMER DISCRETIONARY		405,467
CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Beverages & More, Inc. 9.25% 3/1/12 (j)	3,870	3,754
Diageo Capital PLC 5.2% 1/30/13	2,590	2,687
		6,441
Food & Staples Retailing - 0.1%
Stater Brothers Holdings, Inc. 7.75% 4/15/15	9,010	8,605
Food Products - 0.1%
Dean Foods Co. 7% 6/1/16	8,335	7,293
Pierre Foods, Inc. 9.875% 7/15/12	11,190	5,595
		12,888
Personal Products - 0.0%
Revlon Consumer Products Corp. 9.5% 4/1/11	1,600	1,392
Tobacco - 0.0%
Reynolds American, Inc. 7.25% 6/15/37	6,485	6,360
TOTAL CONSUMER STAPLES		35,686
ENERGY - 1.1%
Energy Equipment & Services - 0.0%
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (j)	5,420	5,379
Pride International, Inc. 7.375% 7/15/14	3,000	3,120
		8,499
Oil, Gas & Consumable Fuels - 1.1%
Arch Western Finance LLC 6.75% 7/1/13	4,960	4,886
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (j)	8,430	8,620
Atlas Pipeline Partners LP 8.125% 12/15/15	3,520	3,467
Chaparral Energy, Inc.:
8.5% 12/1/15	3,120	2,636
8.875% 2/1/17	10,730	8,960
Chesapeake Energy Corp.:
6.375% 6/15/15	4,000	3,880
6.5% 8/15/17	14,280	13,673
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Colorado Interstate Gas Co. 5.95% 3/15/15	$ 7,000	$ 6,945
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (j)	5,990	5,945
Drummond Co., Inc. 7.375% 2/15/16 (j)	7,020	6,458
Duke Capital LLC 6.75% 2/15/32	2,454	2,340
Duke Energy Field Services 6.45% 11/3/36 (j)	8,320	7,943
Encore Acquisition Co. 7.25% 12/1/17	6,000	5,670
Energy Partners Ltd. 9.75% 4/15/14	10,970	9,133
EXCO Resources, Inc. 7.25% 1/15/11	1,120	1,078
Forest Oil Corp. 7.25% 6/15/19 (j)	9,250	9,250
Kinder Morgan Energy Partners LP 5.125% 11/15/14	10,945	10,846
Mariner Energy, Inc. 8% 5/15/17	2,100	2,027
Massey Energy Co. 6.875% 12/15/13	10,565	10,248
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (j)	3,700	3,500
Nexen, Inc.:
5.875% 3/10/35	2,365	2,142
6.4% 5/15/37	4,230	4,093
OPTI Canada, Inc. 7.875% 12/15/14 (j)	5,000	4,875
Peabody Energy Corp. 7.875% 11/1/26	9,925	9,925
Petrohawk Energy Corp. 9.125% 7/15/13	22,000	22,440
Petroleum Development Corp. 12% 2/15/18 (j)	5,500	5,541
Plains All American Pipeline LP:
6.125% 1/15/17	1,880	1,944
6.65% 1/15/37	4,780	4,713
Plains Exploration & Production Co.:
7% 3/15/17	4,400	4,202
7.75% 6/15/15	6,000	6,015
Range Resources Corp.:
7.375% 7/15/13	1,330	1,333
7.5% 5/15/16	3,240	3,345
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (j)	5,710	5,360
Ship Finance International Ltd. 8.5% 12/15/13	10,070	10,221
Southwestern Energy Co. 7.5% 2/1/18 (j)	3,340	3,440
Stone Energy Corp. 6.75% 12/15/14	11,580	10,451
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,650	2,477
Teekay Corp. 8.875% 7/15/11	10,030	10,532
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp. 6.625% 6/15/37	$ 1,755	$ 1,729
Williams Companies, Inc. 8.125% 3/15/12	6,285	6,851
		249,134
TOTAL ENERGY		257,633
FINANCIALS - 0.9%
Capital Markets - 0.1%
Bear Stearns Companies, Inc. 6.95% 8/10/12	10,270	10,447
Goldman Sachs Group, Inc. 6.75% 10/1/37	8,835	8,249
JPMorgan Chase Capital XX 6.55% 9/29/36	11,345	10,192
Nuveen Investments, Inc. 10.5% 11/15/15 (j)	6,070	5,402
		34,290
Commercial Banks - 0.1%
Bank of America NA 6% 10/15/36	2,235	2,129
Credit Suisse First Boston 6% 2/15/18	8,345	8,515
HSBC Holdings PLC:
6.5% 5/2/36	6,610	6,348
6.5% 9/15/37	8,400	7,957
Wells Fargo & Co. 5.625% 12/11/17	1,847	1,916
		26,865
Consumer Finance - 0.4%
Ford Motor Credit Co. LLC:
6.625% 6/16/08	6,000	5,975
8.7075% 4/15/12 (o)	4,005	3,865
General Electric Capital Corp. 5.625% 9/15/17	16,980	17,463
General Motors Acceptance Corp.:
5.125% 5/9/08	31,780	31,527
6.0338% 9/23/08 (o)	4,100	3,936
GMAC LLC 6% 12/15/11	5,220	4,150
SLM Corp.:
3.4913% 7/26/10 (o)	19,186	16,554
4% 1/15/09	5,300	5,110
4.5% 7/26/10	1,100	1,018
Triad Acquisition Corp. 11.125% 5/1/13	2,125	1,169
		90,767
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.1%
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (j)	$ 9,370	$ 8,738
9% 6/1/16 (j)	5,690	5,690
NSG Holdings II, LLC 7.75% 12/15/25 (j)	6,750	6,649
		21,077
Insurance - 0.0%
HUB International Holdings, Inc. 9% 12/15/14 (j)	7,420	5,788
USI Holdings Corp. 9.75% 5/15/15 (j)	1,240	930
		6,718
Real Estate Investment Trusts - 0.1%
Duke Realty LP:
5.5% 3/1/16	2,930	2,603
5.625% 8/15/11	2,570	2,529
Omega Healthcare Investors, Inc. 7% 1/15/16	4,090	3,926
Senior Housing Properties Trust 8.625% 1/15/12	5,910	6,146
		15,204
Real Estate Management & Development - 0.0%
Realogy Corp. 10.5% 4/15/14	16,145	11,302
Thrifts & Mortgage Finance - 0.1%
Residential Capital Corp.:
7.3275% 4/17/09 (j)(o)	4,200	2,016
7.625% 11/21/08 (g)	1,405	1,085
8% 4/17/13	12,370	6,680
Residential Capital LLC 5.6463% 6/9/08 (o)	1,865	1,641
		11,422
TOTAL FINANCIALS		217,645
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.1%
Bausch & Lomb, Inc. 9.875% 11/1/15 (j)	2,930	2,981
FMC Finance III SA 6.875% 7/15/17	9,330	9,377
LVB Acquisition Merger Sub, Inc.:
10% 10/15/17 (j)	3,820	3,935
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
LVB Acquisition Merger Sub, Inc.: - continued
11.625% 10/15/17 (j)	$ 7,715	$ 7,561
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 10.875% 11/15/14 (j)	6,245	5,886
		29,740
Health Care Providers & Services - 0.8%
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	4,520	4,814
Cardinal Health, Inc. 9.5% 4/15/15 pay-in-kind (j)	25,070	20,307
Community Health Systems, Inc. 8.875% 7/15/15	10,435	10,252
CRC Health Group, Inc. 10.75% 2/1/16	2,190	2,212
DaVita, Inc. 6.625% 3/15/13	20,205	19,700
HCA, Inc. 9.25% 11/15/16	22,430	22,935
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	12,000	11,820
NMH Holdings, Inc. 12.1156% 6/15/14 pay-in-kind (j)(o)	6,603	5,840
Rural/Metro Corp.:
0% 3/15/16 (f)	4,830	3,526
9.875% 3/15/15	8,730	8,010
Skilled Healthcare Group, Inc. 11% 1/15/14	7,855	8,248
Sun Healthcare Group, Inc. 9.125% 4/15/15	7,630	7,344
Surgical Care Affiliates LLC 8.875% 7/15/15 pay-in-kind (j)	9,350	7,574
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	6,460	6,331
Tenet Healthcare Corp.:
6.5% 6/1/12	2,005	1,754
7.375% 2/1/13	15,600	13,494
9.25% 2/1/15	8,000	7,280
United Surgical Partners International, Inc.:
8.875% 5/1/17	10,745	10,261
9.25% 5/1/17 pay-in-kind	5,950	5,266
US Oncology Holdings, Inc. 10.7594% 3/15/12 pay-in-kind (o)	7,670	5,523
Viant Holdings, Inc. 10.125% 7/15/17 (j)	374	305
		182,796
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.0%
AstraZeneca PLC 6.45% 9/15/37	$ 1,853	$ 1,992
TOTAL HEALTH CARE		214,528
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (j)	10,420	9,899
7.45% 5/1/34 (j)	2,340	2,211
8% 11/15/14 (j)	8,765	9,006
DRS Technologies, Inc.:
6.625% 2/1/16	3,760	3,675
7.625% 2/1/18	1,830	1,821
Orbimage Holdings, Inc. 14.2175% 7/1/12 (o)	2,180	2,245
TransDigm, Inc. 7.75% 7/15/14	2,350	2,350
		31,207
Airlines - 0.1%
AMR Corp. 10.2% 3/15/20	3,445	3,006
Continental Airlines, Inc. 7.339% 4/19/14	2,050	1,804
Continental Airlines, Inc. pass thru trust certificates:
8.388% 5/1/22	101	94
9.798% 4/1/21	6,640	6,540
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	27,035	1,081
8.3% 12/15/29 (a)	15,711	628
10.375% 2/1/11 (a)	8,640	410
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	4,430	4,445
7.779% 1/2/12	1,797	1,707
		19,715
Building Products - 0.0%
Masonite International Corp. 11% 4/6/15	6,000	4,215
Commercial Services & Supplies - 0.1%
ARAMARK Corp. 8.5% 2/1/15	7,670	7,593
Browning-Ferris Industries, Inc. 9.25% 5/1/21	1,350	1,357
FTI Consulting, Inc.:
7.625% 6/15/13	920	948
7.75% 10/1/16	1,800	1,888
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
IKON Office Solutions, Inc. 9.9263% 1/1/12 (j)(o)	$ 3,060	$ 3,014
Interface, Inc. 9.5% 2/1/14	1,525	1,556
Mac-Gray Corp. 7.625% 8/15/15	5,400	5,130
		21,486
Electrical Equipment - 0.1%
Coleman Cable, Inc. 9.875% 10/1/12	1,560	1,365
General Cable Corp.:
7.0556% 4/1/15 (o)	2,680	2,305
7.125% 4/1/17	1,020	979
Sensus Metering Systems, Inc. 8.625% 12/15/13	11,608	10,795
		15,444
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.45% 10/15/12 (j)	3,245	3,407
6.55% 10/15/37 (j)	3,560	3,678
General Electric Co. 5.25% 12/6/17	18,535	18,603
		25,688
Machinery - 0.0%
Columbus McKinnon Corp. 8.875% 11/1/13	590	602
Commercial Vehicle Group, Inc. 8% 7/1/13	1,730	1,453
		2,055
Marine - 0.1%
Britannia Bulk PLC 11% 12/1/11	7,450	7,525
Navios Maritime Holdings, Inc. 9.5% 12/15/14	6,000	5,850
		13,375
Road & Rail - 0.1%
Kansas City Southern de Mexico, SA de CV 7.625% 12/1/13	2,390	2,235
Kansas City Southern Railway Co.:
7.5% 6/15/09	8,005	8,085
9.5% 10/1/08	460	472
TFM SA de CV 9.375% 5/1/12	4,220	4,389
		15,181
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
VWR Funding, Inc. 10.25% 7/15/15	$ 9,330	$ 8,677
TOTAL INDUSTRIALS		157,043
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 6.45% 3/15/29	10,900	8,066
Nortel Networks Corp. 10.125% 7/15/13	7,880	7,407
		15,473
Electronic Equipment & Instruments - 0.1%
Itron, Inc. 7.75% 5/15/12	860	830
NXP BV:
7.875% 10/15/14	8,000	7,160
9.5% 10/15/15	2,480	2,040
Texas Competitive Electric Holdings Co. LLC Series A, 10.25% 11/1/15 (j)	12,880	12,558
Tyco Electronics Group SA 7.125% 10/1/37 (j)	1,952	2,029
		24,617
IT Services - 0.3%
Ceridian Corp. 11.25% 11/15/15 (j)	6,930	5,613
Iron Mountain, Inc.:
6.625% 1/1/16	7,000	6,650
7.75% 1/15/15	20,930	20,982
8.25% 7/1/11	815	814
8.625% 4/1/13	370	373
8.75% 7/15/18	2,345	2,445
SunGard Data Systems, Inc.:
4.875% 1/15/14	12,355	10,872
9.125% 8/15/13	10,630	10,789
10.25% 8/15/15	20,970	21,075
		79,613
Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology, Inc.:
7.125% 3/15/11	4,000	3,770
9.25% 6/1/16	8,795	8,531
Avago Technologies Finance Ltd.:
10.125% 12/1/13	1,420	1,491
10.6238% 6/1/13 (o)	1,200	1,218
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Avago Technologies Finance Ltd.: - continued
11.875% 12/1/15	$ 7,500	$ 7,950
Freescale Semiconductor, Inc.:
8.875% 12/15/14	6,770	5,518
9.125% 12/15/14 pay-in-kind	45,765	34,553
10.125% 12/15/16	13,405	9,417
		72,448
Software - 0.1%
Activant Solutions, Inc. 9.5% 5/1/16	1,590	1,336
Open Solutions, Inc. 9.75% 2/1/15 (j)	1,300	1,027
SS&C Technologies, Inc. 11.75% 12/1/13	9,570	9,379
		11,742
TOTAL INFORMATION TECHNOLOGY		203,893
MATERIALS - 0.4%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	5,105	5,472
Georgia Gulf Corp.:
9.5% 10/15/14	3,440	2,614
10.75% 10/15/16	3,745	2,434
Koppers, Inc. 9.875% 10/15/13	722	758
MacDermid, Inc. 9.5% 4/15/17 (j)	740	651
		11,929
Containers & Packaging - 0.1%
BWAY Corp. 10% 10/15/10	840	819
Crown Americas LLC/Crown Americas Capital Corp.:
7.625% 11/15/13	4,000	4,040
7.75% 11/15/15	4,000	4,090
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12	2,750	2,530
Owens-Brockway Glass Container, Inc. 6.75% 12/1/14	2,390	2,384
Owens-Illinois, Inc.:
7.5% 5/15/10	770	789
7.8% 5/15/18	350	350
Rock-Tenn Co. 9.25% 3/15/16 (j)	1,760	1,784
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17	5,605	5,016
		21,802
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.2%
Aleris International, Inc. 9% 12/15/14	$ 4,080	$ 3,040
FMG Finance Property Ltd. 10.625% 9/1/16 (j)	7,000	7,998
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	23,725	25,119
Noranda Aluminium Holding Corp. 10.4875% 11/15/14 pay-in-kind (j)(o)	3,500	2,398
RathGibson, Inc. 11.25% 2/15/14	4,385	4,210
Tube City IMS Corp. 9.75% 2/1/15	560	493
United States Steel Corp. 6.65% 6/1/37	4,975	4,157
		47,415
Paper & Forest Products - 0.0%
Catalyst Paper Corp. 7.375% 3/1/14	4,268	3,158
NewPage Corp. 10% 5/1/12 (j)	7,360	7,360
		10,518
TOTAL MATERIALS		91,664
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
6.3% 1/15/38	9,775	9,630
6.8% 5/15/36	13,429	14,050
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,845	2,090
BellSouth Corp. 6.55% 6/15/34	4,075	4,094
British Telecommunications PLC 9.125% 12/15/30	3,080	4,006
Broadview Networks Holdings, Inc. 11.375% 9/1/12	6,610	6,412
Intelsat Ltd.:
9.25% 6/15/16	9,000	9,045
11.25% 6/15/16	7,145	7,199
Level 3 Financing, Inc.:
8.75% 2/15/17	1,685	1,274
9.25% 11/1/14	11,945	9,675
Qwest Corp.:
7.5% 10/1/14	7,000	6,930
7.625% 6/15/15	10,930	10,821
8.875% 3/15/12	16,520	17,243
Sprint Capital Corp. 6.875% 11/15/28	12,283	8,721
Telecom Italia Capital SA 7.2% 7/18/36	3,975	4,117
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones SAU 7.045% 6/20/36	$ 8,220	$ 8,839
U.S. West Communications:
6.875% 9/15/33	8,020	7,038
7.2% 11/10/26	845	752
7.25% 9/15/25	840	762
Verizon Communications, Inc.:
6.25% 4/1/37	3,729	3,674
6.4% 2/15/38	6,365	6,364
Verizon Global Funding Corp. 7.75% 12/1/30	4,320	4,922
Windstream Corp. 8.625% 8/1/16	5,380	5,515
		153,173
Wireless Telecommunication Services - 0.1%
Digicel Group Ltd.:
8.875% 1/15/15 (j)	10,715	9,335
9.125% 1/15/15 pay-in-kind (j)	6,269	5,422
9.25% 9/1/12 (j)	4,120	4,161
Orascom Telecom Finance SCA 7.875% 2/8/14 (j)	1,510	1,412
Rural Cellular Corp.:
8.1238% 6/1/13 (o)	4,500	4,545
8.25% 3/15/12	2,590	2,674
		27,549
TOTAL TELECOMMUNICATION SERVICES		180,722
UTILITIES - 0.7%
Electric Utilities - 0.5%
Appalachian Power Co. 6.375% 4/1/36	6,000	5,895
Enel Finance International SA 6.8% 9/15/37 (j)	10,928	11,194
Energy Future Holdings:
10.875% 11/1/17 (j)	26,170	25,843
11.25% 11/1/17 pay-in-kind (j)	10,710	10,496
Intergen NV 9% 6/30/17 (j)	19,645	20,529
Mirant Americas Generation LLC 8.3% 5/1/11	6,000	6,060
Nevada Power Co. 6.5% 5/15/18	5,100	5,177
Pacific Gas & Electric Co. 5.8% 3/1/37	3,230	3,103
Reliant Energy, Inc.:
6.75% 12/15/14	9,645	9,741
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Reliant Energy, Inc.: - continued
7.875% 6/15/17	$ 10,400	$ 10,296
Tampa Electric Co. 6.15% 5/15/37	3,871	3,713
		112,047
Gas Utilities - 0.0%
NiSource Finance Corp. 5.45% 9/15/20	1,915	1,736
Independent Power Producers & Energy Traders - 0.2%
AES Corp.:
7.75% 10/15/15	4,660	4,742
8% 10/15/17	9,340	9,538
9.375% 9/15/10	5,451	5,703
9.5% 6/1/09	1,357	1,394
Enron Corp.:
6.4% 7/15/06 (e)	3,600	639
6.625% 11/15/05 (e)	2,155	383
6.75% 9/1/04 (e)	1,425	260
9.125% 4/1/03 (e)	4,315	766
NRG Energy, Inc.:
7.25% 2/1/14	4,530	4,417
7.375% 2/1/16	9,560	9,225
7.375% 1/15/17	3,000	2,880
		39,947
Multi-Utilities - 0.0%
Dominion Resources, Inc. 6.3% 9/30/66 (o)	9,860	9,064
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	6,515	6,759
		15,823
TOTAL UTILITIES		169,553
TOTAL NONCONVERTIBLE BONDS		1,933,834
TOTAL CORPORATE BONDS (Cost $2,093,310)		1,978,216
U.S. Government and Government Agency Obligations - 7.6%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 2.0%
Fannie Mae:
4.375% 7/17/13	$ 20,070	$ 20,965
4.625% 10/15/13 (h)	30,000	31,684
4.75% 12/15/10 (h)	60,000	63,213
5.5% 3/15/11	18,100	19,439
6.125% 3/15/12	1,502	1,672
6.625% 9/15/09	27,133	28,908
Freddie Mac:
4.5% 1/15/14	5,885	6,174
4.875% 11/15/13 (h)	17,515	18,724
5.25% 7/18/11 (m)	53,350	57,297
5.625% 3/15/11 (h)	187,620	202,117
Tennessee Valley Authority 5.375% 4/1/56	5,573	5,835
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		456,028
U.S. Treasury Inflation Protected Obligations - 2.2%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/15 (m)	33,000	34,951
2% 1/15/14 (h)(m)	170,511	185,085
2.375% 4/15/11	41,873	45,299
2.375% 1/15/27	34,371	37,921
2.5% 7/15/16 (h)	140,408	158,167
2.625% 7/15/17	45,604	52,026
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		513,449
U.S. Treasury Obligations - 3.4%
U.S. Treasury Bills, yield at date of purchase 2.36% 4/17/08 (l)	11,000	10,972
U.S. Treasury Bonds:
5% 5/15/37 (m)	8,740	9,581
6.125% 8/15/29 (h)	44,540	55,195
U.S. Treasury Notes:
2.875% 1/31/13 (k)	146,165	148,594
3.375% 11/30/12 (h)	150,183	156,190
3.5% 2/15/10 (m)	6,806	7,048
4.25% 9/30/12 (h)	38,280	41,292
4.25% 11/15/14 (m)	14,850	16,008
4.5% 5/15/17 (h)	36,465	39,283
4.625% 7/31/12 (m)	20,000	21,867
4.75% 8/15/17 (h)	24,203	26,533
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
5.125% 5/15/16 (h)(m)	$ 208,243	$ 234,566
6% 8/15/09 (m)	22,835	24,289
TOTAL U.S. TREASURY OBLIGATIONS		791,418
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,642,315)		1,760,895
U.S. Government Agency - Mortgage Securities - 2.2%

Fannie Mae - 1.4%
5.5% 1/1/33 to 1/1/37	37,264	38,018
5.5% 3/1/38 (k)	105,000	105,686
5.638% 7/1/37 (o)	1,779	1,834
6% 6/1/30 to 1/1/38	127,761	130,997
6.03% 4/1/36 (o)	1,296	1,344
6.158% 4/1/36 (o)	3,129	3,245
6.224% 6/1/36 (o)	475	487
6.307% 4/1/36 (o)	1,200	1,245
6.5% 11/1/29 to 1/1/36	48,536	50,730
TOTAL FANNIE MAE		333,586
Freddie Mac - 0.2%
5.762% 10/1/35 (o)	834	860
5.848% 6/1/36 (o)	1,499	1,549
6.027% 6/1/36 (o)	1,450	1,497
6.03% 7/1/37 (o)	7,670	7,885
6.093% 4/1/36 (o)	2,302	2,382
6.1% 6/1/36 (o)	1,357	1,404
6.5% 11/1/34 to 3/1/36	25,341	26,488
TOTAL FREDDIE MAC		42,065
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - 0.6%
5.5% 3/20/38 (k)	$ 120,000	$ 122,735
6.5% 3/15/34	9,211	9,758
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		132,493
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $502,953)		508,144
Asset-Backed Securities - 0.1%

Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 3.435% 7/25/36 (o)	3,500	1,396
Series 2006-NC4 Class M1, 3.435% 10/25/36 (o)	2,570	813
Citigroup Mortgage Loan Trust Series 2006-WF2 Class A2B, 5.735% 5/25/36	2,991	2,990
JPMorgan Mortgage Acquisition Trust Series 2006-NC2 Class M2, 3.435% 7/25/36 (o)	2,355	723
Long Beach Mortgage Loan Trust:
Series 2006-2 Class 2A2, 3.265% 3/25/36 (o)	5,777	5,734
Series 2006-4 Class 2A2, 3.235% 5/25/36 (o)	1,490	1,470
MASTR Asset Backed Securities Trust Series 2006-WMC3 Class A2, 3.185% 8/25/36 (o)	1,430	1,412
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.58% 6/30/12 (j)(o)	3,365	3,269
Morgan Stanley ABS Capital I Trust Series 2007-HE2 Class M1, 3.385% 1/25/37 (o)	3,030	716
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 3.185% 11/25/36 (o)	692	681
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (o)	1,201	1,193
NovaStar Mortgage Funding Trust Series 2006-5 Class A2A, 3.205% 11/25/36 (o)	728	714
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 3.205% 9/25/36 (o)	4,023	3,989
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 3.215% 8/25/36 (o)	1,933	1,869
Series 2006-WM4 Class A2A, 3.215% 11/25/36 (o)	1,094	1,059
Series 2007-NC1 Class A2A, 3.185% 12/25/36 (o)	1,265	1,236
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	1,452	1,450
TOTAL ASSET-BACKED SECURITIES (Cost $37,651)		30,714
Collateralized Mortgage Obligations - 0.2%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.0%
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (o)(q)	$ 47,702	$ 4,651
U.S. Government Agency - 0.2%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer:
Series 2002-57 Class BT, 6% 11/25/31	12,236	12,574
Series 2006-78 Class CD, 4.5% 10/25/18	20,838	21,113
TOTAL U.S. GOVERNMENT AGENCY		33,687
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $39,081)		38,338
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 14.2154% 8/1/24 (j)(o)	595	506
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.0598% 4/29/39 (j)(o)	772	772
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	8,468	8,547
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.8335% 12/10/41 (o)(q)	4,824	83
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0935% 4/25/21 (j)(o)	145	130
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $9,816)		10,038
Floating Rate Loans - 1.5%

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.0%
AM General LLC term loan 8.8675% 4/17/12 (o)	18,288	13,167
Hotels, Restaurants & Leisure - 0.2%
Fantasy Springs Resort Casino term loan 10.64% 8/6/12 (o)	7,650	7,115
Intrawest Resorts term loan 6.3801% 4/24/08 (o)	25,965	24,927
PITG Gaming Investor Holdings LLC term loan 9.9588% 5/15/08 (o)	6,570	6,143
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Six Flags, Inc. Tranche B, term loan 5.3738% 4/30/15 (o)	$ 1,065	$ 900
Southwest Sports Group, Inc. Tranche B, term loan 5.75% 12/22/10 (o)	7,000	6,720
Tropicana Entertainment term loan 5.3719% 7/3/08 (o)	335	307
		46,112
Media - 0.1%
Discovery Communications, Inc. term loan 6.83% 5/14/14 (o)	1,542	1,419
Hicks Sports Group LLC Tranche 2LN, term loan 8.75% 12/22/11 (o)	11,000	9,900
Lamar Media Corp. Tranche F, term loan 4.625% 3/31/14 (o)	360	333
PanAmSat Corp. Tranche B2, term loan 5.1438% 1/3/14 (o)	7,960	7,164
The Reader's Digest Association, Inc. term loan 7.187% 3/2/14 (o)	794	651
Tribune Co. term loan 7.3963% 6/4/09 (o)	3,248	2,939
		22,406
Multiline Retail - 0.1%
Dollar General Corp. Tranche B2, term loan 6.8615% 7/6/14 (o)	16,000	13,200
Specialty Retail - 0.1%
GNC Corp. term loan 7.0352% 9/16/13 (o)	794	651
Toys 'R' US, Inc. term loan 6.2638% 12/9/08 (o)	18,725	16,946
		17,597
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 5.4313% 4/4/14 (o)	4,290	3,475
TOTAL CONSUMER DISCRETIONARY		115,957
CONSUMER STAPLES - 0.0%
Household Products - 0.0%
KIK Custom Products, Inc. Tranche 2LN, term loan 10.2025% 11/30/14 (o)	12,000	4,200
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Express Energy Services LLC term loan 8.33% 2/23/13 (o)	9,928	9,134
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.1%
Antero Resources Corp. Tranche 2LN, term loan 9.33% 4/12/14 (o)	$ 11,000	$ 10,010
Coffeyville Resources LLC:
Credit-Linked Deposit 7.9788% 12/28/10 (o)	786	731
Tranche D, term loan 7.9818% 12/28/13 (o)	2,559	2,379
SandRidge Energy, Inc. term loan 8.625% 4/1/15 (o)	6,610	6,379
Venoco, Inc. Tranche 2LN, term loan 7.125% 5/7/14 (o)	610	525
		20,024
TOTAL ENERGY		29,158
FINANCIALS - 0.1%
Consumer Finance - 0.1%
DaimlerChrysler Financial Services:
Tranche 1LN, term loan 9% 8/3/12 (o)	1,855	1,596
Tranche 2LN, term loan 11.5% 8/3/13 (o)	20,725	15,544
		17,140
Diversified Financial Services - 0.0%
CCO Holdings, LLC Tranche 3LN, term loan 7.3425% 9/6/14 (o)	7,000	5,600
LandSource Communities Development LLC Tranche 2LN, term loan 9.5% 2/27/14 (o)	1,120	336
MGM Holdings II, Inc. Tranche B, term loan 8.1075% 4/8/12 (o)	2,535	2,079
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 9.08% 12/15/14 (o)	10,000	8,700
		16,715
TOTAL FINANCIALS		33,855
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
Fenwal, Inc. Tranche 2LN, term loan 8.335% 8/28/14 (o)	9,000	7,200
Health Care Providers & Services - 0.2%
Concentra Operating Corp. Tranche 2LN, term loan 10.33% 6/25/15 (o)	15,000	10,875
Genoa Healthcare Group LLC Tranche 2, term loan 12.8613% 2/4/13 (o)	2,500	2,200
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Golden Gate National Senior Care LLC Tranche 2, term loan 10.8719% 9/14/11 (o)	$ 10,000	$ 9,000
Renal Advantage, Inc. Tranche B, term loan 7.4663% 9/30/12 (o)	225	199
Rural/Metro Corp.:
Credit-Linked Deposit 5.2% 3/4/11 (o)	2,285	2,125
term loan 7.9133% 3/4/11 (o)	4,215	3,920
Sheridan Healthcare, Inc. Tranche 2LN, term loan 9.805% 6/15/15 (o)	12,500	10,625
		38,944
Pharmaceuticals - 0.1%
Graceway Pharmaceuticals LLC Tranche B 2LN, term loan 11.33% 5/3/13 (o)	15,000	12,150
TOTAL HEALTH CARE		58,294
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 9.83% 5/11/15 pay-in-kind (o)	110	91
Airlines - 0.0%
Delta Air Lines, Inc. Tranche 2LN, term loan 8.0819% 4/30/14 (o)	876	727
Commercial Services & Supplies - 0.0%
Big Dumpster Merger Sub, Inc. (Wastequip, Inc.) Tranche B, term loan 7.08% 2/5/13 (o)	420	336
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 9.2375% 2/7/15 (o)	985	778
		1,114
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 8.82% 5/4/15 pay-in-kind (o)	5,990	5,196
Navistar International Corp.:
term loan 6.5013% 1/19/12 (o)	352	299
Credit-Linked Deposit 6.8812% 1/19/12 (o)	128	114
		5,609
TOTAL INDUSTRIALS		7,541
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
IPC Systems, Inc. Tranche 2LN, term loan 10.0925% 5/31/15 (o)	$ 6,000	$ 4,380
SafeNet, Inc. Tranche 2LN, term loan 10.6269% 4/12/15 (o)	7,500	5,981
		10,361
IT Services - 0.0%
SunGard Data Systems, Inc. term loan 5.1619% 2/28/14 (o)	426	396
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 10.58% 6/11/15 (o)	33,085	24,814
Serena Software, Inc. term loan 7.175% 3/10/13 (o)	288	258
SS&C Technologies, Inc. term loan 6.83% 11/23/12 (o)	462	416
		25,488
TOTAL INFORMATION TECHNOLOGY		36,245
MATERIALS - 0.0%
Chemicals - 0.0%
Solutia, Inc. term loan 8.5% 2/28/14 (o)	1,600	1,456
Paper & Forest Products - 0.0%
Boise Paper Holdings LLC Tranche 2LN, term loan 12.5% 2/22/15 (o)	9,005	8,375
TOTAL MATERIALS		9,831
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Intelsat Bermuda Ltd. term loan 5.6438% 1/12/14 (o)	2,830	2,802
Intelsat Ltd. Tranche B, term loan 4.8938% 7/3/13 (o)	27,902	25,949
Paetec Communications, Inc. Tranche B, term loan 5.6219% 2/28/13 (o)	456	412
Wind Telecomunicazioni SpA term loan 11.2013% 12/12/11 pay-in-kind (o)	13,466	12,078
		41,241
Wireless Telecommunication Services - 0.0%
Leap Wireless International, Inc. Tranche B, term loan 7.83% 6/16/13 (o)	3,771	3,582
TOTAL TELECOMMUNICATION SERVICES		44,823
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.1%
Electric Utilities - 0.0%
Bicent Power LLC Tranche 2LN, term loan 8.83% 12/31/14 (o)	$ 810	$ 745
LS Power Acquisition Corp. Tranche 2LN, term loan 8.58% 11/1/14 (o)	5,141	5,038
		5,783
Independent Power Producers & Energy Traders - 0.1%
Nebraska Energy, Inc. Tranche 2LN, term loan 9.4375% 5/1/14 (o)	11,280	8,460
TOTAL UTILITIES		14,243
TOTAL FLOATING RATE LOANS (Cost $412,702)		354,147
Fixed-Income Funds - 15.3%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (p)	2,680,493	241,057
Fidelity 2-5 Year Duration Securitized Bond Central Fund (p)	3,461,518	322,302
Fidelity Corporate Bond 1-10 Year Central Fund (p)	10,745,415	1,077,335
Fidelity Mortgage Backed Securities Central Fund (p)	12,988,727	1,303,549
Fidelity Ultra-Short Central Fund (p)	7,016,563	601,951
TOTAL FIXED-INCOME FUNDS (Cost $3,679,651)		3,546,194
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 3.24% (b)	1,094,839,965	1,094,840
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(d)	52,650,050	52,650
TOTAL MONEY MARKET FUNDS (Cost $1,147,490)		1,147,490
Cash Equivalents - 5.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08:
(Collateralized by U.S. Government Obligations) # (c)	$ 1,200,533	$ 1,200,215
(Collateralized by U.S. Government Obligations) #	8,759	8,757
TOTAL CASH EQUIVALENTS (Cost $1,208,972)		1,208,972
TOTAL INVESTMENT PORTFOLIO - 106.8% (Cost $23,247,519)		24,818,707
NET OTHER ASSETS - (6.8)%		(1,586,465)
NET ASSETS - 100%		$ 23,232,242
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,336 S&P 500 E-Mini Index Contracts	March 2008	$ 88,931	$ 87
The face value of futures purchased as a percentage of net assets - 0.4%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	$ 2,100	$ 39
Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34	Oct. 2034	4,600	(1,105)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (n)

	Sept. 2037	$ 2,500	$ (1,863)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional amount (n)	Sept. 2037	13,300	(9,909)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (n)	Sept. 2037	10,900	(8,121)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (n)	Sept. 2037	16,500	(12,293)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (n)	Sept. 2037	4,500	(3,353)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (n)	Sept. 2037	10,900	(8,121)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (n)	Sept. 2037	10,600	(7,897)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (n)

	Sept. 2037	$ 9,100	$ (6,780)
Receive monthly notional amount multiplied by 1.45% and pay UBS upon credit event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36	August 2036	8,500	(7,460)
Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon credit event of JP Morgan Mortgage Acquisition Corp., par value of the notional amount of JP Morgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36	Sept. 2036	4,600	(3,881)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34	Dec. 2034	1,880	(865)
Receive monthly notional amount multiplied by 2.87% and pay Bank of America upon credit event of Morgan Stanley ABS Capital I, Inc. Trust, par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	5,304	(4,637)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	2,700	(1,285)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36

	Sept. 2036	$ 4,600	$ (4,107)
Receive monthly notional amount multiplied by 3.12% and pay Bank of America upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2006-B Class M9, 7.23% 8/25/36	Sept. 2036	4,600	(4,158)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	2,700	(2,245)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	2,700	(1,822)
TOTAL CREDIT DEFAULT SWAPS		122,584	(89,863)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	58,025	4,141
Receive semi-annually a fixed rate equal to 4.945% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	March 2012	120,000	9,718
Receive semi-annually a fixed rate equal to 4.947% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2012	100,000	8,101
Receive semi-annually a fixed rate equal to 5.15% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Jan. 2012	100,000	7,696
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.458% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2017	$ 50,000	$ 5,166
Receive semi-annually a fixed rate equal to 5.53% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	June 2012	70,000	6,635
Receive semi-annually a fixed rate equal to 5.61% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2012	95,500	9,328
TOTAL INTEREST RATE SWAPS		593,525	50,785
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	May 2008	33,300	(1,830)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	May 2008	32,900	(1,260)
TOTAL TOTAL RETURN SWAPS		66,200	(3,090)
		$ 782,309	$ (42,168)
Security Type Abbreviation
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Non-income producing - Issuer is in default.
(f) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h) Security or a portion of the security is on loan at period end.
(i) Affiliated company

(j) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $421,110,000 or 1.8% of net assets.

(k) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,985,000.
(m) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $62,937,000.
(n) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(o) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(p) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(q) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $65,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
BMP Sunstone Corp. warrants 8/21/12	8/17/07	$ 7
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,200,215,000 due 3/03/08 at 3.18%
Banc of America Securities LLC	$ 683,686
Bank of America, NA	427,303
Barclays Capital, Inc.	89,226
$ 1,200,215
$8,757,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 3,246
Banc of America Securities LLC	2,428
Societe Generale, New York Branch	3,083
$ 8,757
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 8,340
Fidelity 2-5 Year Duration Securitized Bond Central Fund	10,241
Fidelity Cash Central Fund	12,082
Fidelity Corporate Bond 1-10 Year Central Fund	35,907
Fidelity Mortgage Backed Securities Central Fund	40,974
Fidelity Securities Lending Cash Central Fund	817
Fidelity Ultra-Short Central Fund	15,604
Total	$ 123,965
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 364,865	$ 8,340	$ 114,128	$ 241,057	12.4%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	387,841	10,241	59,968	322,302	9.8%
Fidelity Corporate Bond 1-10 Year Central Fund	1,297,361	95,926	333,789	1,077,335	14.0%
Fidelity Mortgage Backed Securities Central Fund	1,681,620	40,974	449,674	1,303,549	14.4%
Fidelity Ultra-Short Central Fund	599,599	236,584	175,256	601,951	8.6%
Total	$ 4,331,286	$ 392,065	$ 1,132,815	$ 3,546,194
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ULURU, Inc.	$ -	$ 16,024	$ -	$ -	$ 10,104
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	17.3%
AAA,AA,A	6.8%
BBB	3.2%
BB	1.9%
B	4.1%
CCC,CC,C	2.5%
Not Rated	0.5%
Equities	61.7%
Short-Term Investments and Net Other Assets	2.0%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.7%
Bermuda	1.9%
Switzerland	1.5%
Australia	1.3%
United Kingdom	1.3%
Canada	1.1%
Others (individually less than 1%)	6.2%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata shares of the investments of Fidelity's Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 29, 2008
Assets
Investment in securities, at value (including securities loaned of $1,218,426 and repurchase agreements of $1,208,972) - See accompanying schedule: Unaffiliated issuers (cost $18,404,354)	$ 20,114,919
Fidelity Central Funds (cost $4,827,141)	4,693,684
Other affiliated issuers (cost $16,024)	10,104
Total Investments (cost $23,247,519)		$ 24,818,707
Receivable for investments sold		148,057
Receivable for swap agreements		116
Receivable for fund shares sold		16,257
Dividends receivable		19,146
Interest receivable		69,308
Distributions receivable from Fidelity Central Funds		17,821
Prepaid expenses		68
Other receivables		2,335
Total assets		25,091,815

Liabilities
Payable to custodian bank	$ 4,030
Payable for investments purchased Regular delivery	156,667
Delayed delivery	373,492
Payable for fund shares redeemed	15,044
Swap agreements, at value	42,168
Accrued management fee	7,957
Payable for daily variation on futures contracts	2,305
Other affiliated payables	3,758
Other payables and accrued expenses	1,287
Collateral on securities loaned, at value	1,252,865
Total liabilities		1,859,573

Net Assets		$ 23,232,242
Net Assets consist of:
Paid in capital		$ 21,197,339
Undistributed net investment income		126,247
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		363,863
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,544,793
Net Assets, for 1,303,237 shares outstanding		$ 23,232,242
Net Asset Value, offering price and redemption price per share ($23,232,242 ÷ 1,303,237 shares)		$ 17.83

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2008

Investment Income
Dividends		$ 133,557
Interest		162,718
Income from Fidelity Central Funds		123,965
Total income		420,240

Expenses
Management fee	$ 51,187
Transfer agent fees	21,975
Accounting and security lending fees	1,112
Custodian fees and expenses	211
Independent trustees' compensation	53
Registration fees	68
Audit	131
Legal	82
Interest	8
Miscellaneous	699
Total expenses before reductions	75,526
Expense reductions	(806)	74,720
Net investment income (loss)		345,520
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,151,772
Fidelity Central Funds	(26,694)
Foreign currency transactions	(287)
Futures contracts	7,244
Swap agreements	1,175
Total net realized gain (loss)		1,133,210
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,585,145)
Assets and liabilities in foreign currencies	47
Futures contracts	87
Swap agreements	(8,216)
Delayed delivery commitments	2,229
Total change in net unrealized appreciation (depreciation)		(2,590,998)
Net gain (loss)		(1,457,788)
Net increase (decrease) in net assets resulting from operations		$ (1,112,268)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2008	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 345,520	$ 749,916
Net realized gain (loss)	1,133,210	1,550,137
Change in net unrealized appreciation (depreciation)	(2,590,998)	607,149
Net increase (decrease) in net assets resulting from operations	(1,112,268)	2,907,202
Distributions to shareholders from net investment income	(380,047)	(744,559)
Distributions to shareholders from net realized gain	(2,042,154)	(1,047,681)
Total distributions	(2,422,201)	(1,792,240)
Share transactions Proceeds from sales of shares	1,050,441	3,003,924
Reinvestment of distributions	2,327,535	1,718,316
Cost of shares redeemed	(2,330,256)	(4,073,244)
Net increase (decrease) in net assets resulting from share transactions	1,047,720	648,996
Total increase (decrease) in net assets	(2,486,749)	1,763,958

Net Assets
Beginning of period	25,718,991	23,955,033
End of period (including undistributed net investment income of $126,247 and undistributed net investment income of $160,774, respectively)	$ 23,232,242	$ 25,718,991
Other Information Shares
Sold	54,459	148,709
Issued in reinvestment of distributions	117,631	87,567
Redeemed	(121,067)	(200,797)
Net increase (decrease)	51,023	35,479

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 G	2006 J	2005 J	2004 J	2003 J
Selected Per-Share Data
Net asset value, beginning of period	$ 20.54	$ 19.69	$ 19.34	$ 19.13	$ 18.44	$ 16.96	$ 15.96
Income from Investment Operations
Net investment income (loss) D	.27	.59	.06	.55	.47	.45	.48
Net realized and unrealized gain (loss)	(1.06)	1.70	.29	.80	1.39	1.79	.99
Total from investment operations	(.79)	2.29	.35	1.35	1.86	2.24	1.47
Distributions from net investment income	(.30)	(.59)	-	(.55)	(.45)	(.46)	(.47)
Distributions from net realized gain	(1.62)	(.85)	-	(.59)	(.72)	(.30)	-
Total distributions	(1.92)	(1.44)	-	(1.14)	(1.17)	(.76)	(.47)
Net asset value, end of period	$ 17.83	$ 20.54	$ 19.69	$ 19.34	$ 19.13	$ 18.44	$ 16.96
Total Return B, C	(4.58)%	12.18%	1.81%	7.36%	10.51%	13.43%	9.45%
Ratios to Average Net Assets E, H
Expenses before reductions	.60% A	.60%	.63% A	.62%	.63%	.65%	.66%
Expenses net of fee waivers, if any	.60% A	.60%	.62% A	.62%	.63%	.65%	.66%
Expenses net of all reductions	.59% A	.59%	.62% A	.61%	.62%	.64%	.66%
Net investment income (loss)	2.74% A	2.91%	3.97% A	2.90%	2.53%	2.46%	3.03%
Supplemental Data
Net assets, end of period (in millions)	$ 23,232	$ 25,719	$ 23,955	$ 23,558	$ 24,276	$ 22,054	$ 19,611
Portfolio turnover rate F	121% A	70% I	78% A	44%	75%	67%	86%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the one month period ended August 31. The Fund changed its fiscal year end from July 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Portfolio turnover rate excludes securities received or delivered in-kind. J For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds, and monitoring current market trading activity, interest rates, credit quality and default rates for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Actual prices received at disposition may differ.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, swap agreements, foreign currency transactions, prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,619,036
Unrealized depreciation	(1,121,554)
Net unrealized appreciation (depreciation)	$ 1,497,482
Cost for federal income tax purposes	$ 23,321,225

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of

Semiannual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments - continued

insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation).

Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities, realizing a gain or loss, and simultaneously agrees to repurchase substantially similar securities at a future date. In addition, the Fund may enter into reverse dollar rolls in which the Fund purchases and simultaneously agrees to sell substantially similar securities at a future date. During the period between the sale and repurchase in a dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments of the Fund. During the period between the purchase and subsequent sale in a reverse dollar roll transaction the Fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $12,495,696 and $14,347,926, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC) an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Fund's transfer agent. For the period the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $86 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $32 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period, presented in the Statement of Operations as a component of interest income, amounted to $1,973. Net income from Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $817.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $21,596. The weighted average interest rate was 4.67%. The interest expense amounted to $8 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $263 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $24 and $519, respectively.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

11. Other - continued

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $606.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at February 29, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 25, 2008

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisers

Fidelity International Investment Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

PUR-USAN-0408
1.789289.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 7, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 7, 2008